Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments

As of June 30, 2026 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Private Investment Vehicles — 78.2%
Investment Partnerships — 53.2%
AG Asset Based Credit Evergreen Fund, LP						USD	N/A	$126,000,000	$131,556,415	[1,2,3]
AG Asset Based Credit Fund L.P.						USD	N/A	99,000,000	115,510,776	[1,2,3]
AG Essential Housing Fund II Holdings (DE), L.P.						USD	N/A	—	2,644,061	[1,2,3]
Ares Commercial Finance LP						USD	N/A	113,627,544	129,849,558	[1,2,3]
Ares Pathfinder Fund II (Offshore), LP						USD	N/A	9,177,891	10,304,120	[1,2,3]
Ares Special Opportunities Fund (Offshore), LP						USD	N/A	4,632,487	3,640,335	[1,2,3]
Ares Special Opportunities Fund II (Offshore), LP						USD	N/A	25,390,964	33,306,824	[1,2,3]
Balbec IGCF VI Annex Fund, L.P.						USD	N/A	48,000,000	51,646,502	[1,2,3]
Banner Ridge DSCO Fund I, LP						USD	N/A	8,511,288	17,877,349	[1,2,3]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	27,699,164	39,998,488	[1,2,3]
Banner Ridge Secondary Fund IV (Offshore), LP						USD	N/A	—	4,194,110	[1,2,3]
Banner Ridge Secondary Fund V (Offshore), LP						USD	N/A	92,851,664	160,797,902	[1,2,3]
Banner Ridge Secondary Fund VI (Offshore), LP						USD	N/A	25,587,799	29,534,969	[1,2,3]
Barings Capital Solutions Perpetual Fund (CA) LP						USD	479,677	50,000,000	55,953,555	[1,2,3]
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.						USD	N/A	20,522,454	24,558,089	[1,2,3]
Blue Owl First Lien Fund (Offshore), L.P.						USD	N/A	1,997,892	1,658,902	[1,2,3]
Blue Owl Real Estate Fund VI, LP						USD	N/A	16,423,040	18,740,504	[1,2,3]
BPC Opportunities Offshore Feeder Fund V LLC						USD	N/A	21,148,502	25,328,276	[1,2,3]
BPC Real Estate Debt Fund, LP						USD	N/A	54,412,762	69,454,180	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)						USD	N/A	106,662,882	113,017,968	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 6)						USD	N/A	150,000,000	152,820,679	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
BSP Pioneer Investors Feeder, L.P.						USD	N/A	$46,620,346	$52,406,450	[1,2,3]
Burford Advantage Feeder Fund A, LP						USD	N/A	1,925,008	1,782,898	[1,2,3]
Callodine Perpetual ABL Fund, LP						USD	N/A	97,717,483	87,799,809	[1,2,3]
Carlyle Credit Opportunities Fund II (Parallel), SCSp						USD	N/A	7,010,041	5,525,645	[1,2,3]
Carlyle Credit Opportunities Fund III (Parallel), SCSp						USD	N/A	11,075,988	11,684,138	[1,2,3]
Carlyle Shutter (Parallel), L.P.						USD	N/A	25,000,060	25,000,060	[1,2,3]
Comvest Special Opportunities Fund, L.P.						USD	N/A	17,412,871	19,750,480	[1,2,3]
Contingency Capital EG Fund (US) LP						USD	N/A	29,473,393	37,152,023	[1,2,3]
Contingency Capital Fund I-A, LP						USD	N/A	48,518,303	73,254,006	[1,2,3]
Corrum Capital Entertainment Lending II-B, LP						USD	N/A	75,819,202	77,579,511	[1,2,3]
Crestline PF Sentry Fund (US), LP						USD	N/A	28,539,771	26,464,626	[1,2,3]
D.E. Shaw Diopter International Fund II, L.P.						USD	N/A	15,455,474	16,390,504	[1,2,3]
D.E. Shaw Diopter International Fund, L.P.						USD	N/A	25,722,228	40,277,052	[1,2,3]
Dawson Portfolio Finance (Lux) SICAV						USD	3,000,000	150,000,000	165,598,477	[1,2,3]
Dawson Portfolio Finance Evergreen LP						USD	288,208	300,000,000	344,881,695	[1,2,3]
EVP II LP						USD	N/A	35,497,521	57,109,347	[1,2,3]
Felicitas Liquidity Solutions Fund (Offshore), LP						USD	N/A	44,937,188	52,817,499	[1,2,3]
Felicitas Secondary Fund II Offshore, LP						USD	N/A	10,174,437	10,013,070	[1,2,3]
FTAI Aircraft Leasing Offshore SPV (2025) L.P.						USD	N/A	50,000,000	51,456,516	[1,2,3]
GCF III Feeder LP						USD	N/A	9,568,518	11,484,519	[1,2,3]
GPC Partners III (Duo) Coinvest Parallel-A, L.P.						USD	N/A	2,852,778	2,822,109	[1,2,3]
Harvest Partners Structured Capital Fund III, L.P.						USD	N/A	17,092,482	20,467,260	[1,2,3]
Hayfin Healthcare Opportunities Fund (US Parallel), LP						USD	N/A	66,963,845	82,630,117	[1,2,3]
Hercules Evergreen Fund LP						USD	N/A	229,268,825	235,704,989	[1,2,3]
HPS Asset Value Platform, L.P.						USD	N/A	42,780,957	44,287,795	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	$20,469,091	$23,660,884	[1,2,3]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	36,683,035	45,074,910	[1,2,3]
HPS Specialty Loan Fund V-L, L.P.						USD	N/A	12,092,403	11,215,727	[1,2,3]
ICG LP Secondaries Fund I (Feeder) SCSp						USD	N/A	19,789,795	25,278,730	[1,2,3]
Indago Asset-Based Opportunities I LP						USD	N/A	8,417,435	9,008,694	[1,2,3]
InSolve Global Credit Feeder Fund VI, L.P.						USD	N/A	61,503,101	72,023,138	[1,2,3]
Jaffa Capital Fund, LP						USD	N/A	20,000,000	21,041,077	[1,2,3]
King Street Opportunistic Credit Evergreen Fund, L.P.						USD	N/A	100,000,000	107,867,421	[1,2,3]
LBS Income Fund (RIC), L.P.						USD	N/A	18,185,926	18,219,806	[1,2,3]
LuminArx Opportunistic Alternative Solutions Offshore Fund LP						USD	N/A	39,905,175	43,886,419	[1,2,3]
Madison Realty Capital Debt Fund IV, LP						USD	N/A	14,173,657	12,072,602	[1,2,3]
NB Credit Opportunities II Cayman Feeder, LP						USD	N/A	17,447,760	22,826,355	[1,2,3]
North Wall Asset Backed Opportunities Feeder Fund I LP						EUR	N/A	73,724,463	98,040,472	[1,2,3,4]
NWEOF Feeder Fund II LP						EUR	N/A	32,544,414	47,491,750	[1,2,3,4]
NWEOF Feeder Fund III SCSp						EUR	N/A	2,625,904	3,658,240	[1,2,3,4]
OrbiMed RCO IV Offshore Feeder, LP						USD	N/A	14,263,725	15,317,887	[1,2,3]
OWS Credit Opportunity Fund III, L.P.						USD	N/A	25,000,000	25,493,151	[1,2,3]
Pathlight Capital Evergreen Fund, LP						USD	N/A	42,123,799	40,591,555	[1,2,3]
Pathlight Capital Fund II, LP						USD	N/A	6,894,116	7,030,781	[1,2,3]
Peachtree Credit Fund IV Q, L.P.						USD	5,000,000	47,047,746	48,666,802	[1,2,3]
Pennybacker Real Estate Credit II Pacific, LLC						USD	N/A	2,467,491	4,029,456	[1,2,3]
Pennybacker Real Estate Credit II, LP						USD	N/A	18,777,394	16,117,534	[1,2,3]
Peppertree Capital Fund IX QP, LP						USD	N/A	10,802,816	11,243,192	[1,2,3]
Peppertree Capital Fund VI QP, LP						USD	N/A	25,585,436	30,325,075	[1,2,3]
Peppertree Capital Fund VII QP, LP						USD	N/A	25,255,695	29,881,792	[1,2,3]
Pimlico Partners, L.P.						USD	N/A	20,000,000	21,052,880	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Pine Valley Capital Partners Evergreen Fund, L.P.						USD	N/A	$67,427,718	$68,091,568	[1,2,3]
PSC Credit IV (A) SCSp						USD	N/A	35,025,394	36,156,811	[1,2,3]
Raven Asset-Based Credit Fund II LP						USD	N/A	21,457,802	21,461,722	[1,2,3]
Redwood Enhanced Income Fund, LP						USD	N/A	28,275,000	20,212,677	[1,2,3]
SC Healthcare Credit Parallel Fund II A, L.P.						USD	N/A	25,916,169	25,381,326	[1,2,3]
SC Lowy Strategic Investments IV (ASIA), LP						USD	N/A	19,359,841	21,943,500	[1,2,3]
Shamrock Capital Debt Opportunities Fund I, LP						USD	N/A	6,745,097	6,734,030	[1,2,3]
Sixth Street Growth Partners II (B), L.P.						USD	N/A	5,047,143	6,334,231	[1,2,3]
Sky Fund V Offshore, LP						USD	N/A	199,764	8,837,378	[1,2,3]
Sky Fund VI Offshore, LP						USD	N/A	32,719,081	38,771,805	[1,2,3]
Sound Point Strategic Capital Fund III, LP						USD	N/A	14,607,228	14,897,425	[1,2,3]
Specialty Loan Institutional Fund 2016-L, L.P.						USD	N/A	1,875,535	3,634,385	[1,2,3]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	5,854,713	2,489,765	[1,2,3]
Symbiotic Capital Healthcare Credit Fund II, L.P.						USD	N/A	6,479,042	6,344,815	[1,2,3]
Symbiotic Capital Life Science Credit Fund, L.P.						USD	N/A	16,982,607	17,291,743	[1,2,3]
Thompson Rivers LLC						USD	N/A	1,069,507	201,229	[1,2,3]
Thorofare Asset Based Lending Fund V, L.P.						USD	N/A	30,401,096	30,343,589	[1,2,3]
Tinicum L.P.						USD	N/A	8,232,986	11,711,144	[1,2,3]
Tinicum Tax Exempt, L.P.						USD	N/A	5,571,832	7,668,119	[1,2,3]
Vista Capital Solutions Fund-A, L.P.						USD	N/A	9,864,247	11,976,894	[1,2,3]
Vista Credit Partners Fund IV-B, L.P.						USD	N/A	19,032,434	18,310,824	[1,2,3]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	827,216	[1,2,3]
VPC Legal Finance Fund, L.P.						USD	N/A	95,750,036	120,234,048	[1,2,3]
Waccamaw River LLC						USD	N/A	6,330,745	38,633	[1,2,3]
WhiteHawk Evergreen Fund, LP						USD	N/A	100,000,000	105,808,989	[1,2,3]
								3,672,078,446	4,163,554,353
Non-Listed Business Development Companies — 1.8%
Franklin BSP Capital Corp						USD	104,996	1,598,976	1,456,570	[1,2,3]
Silver Point Specialty Lending Fund						USD	4,458,809	127,018,961	121,972,800	[1,2,3]
Stellus Private Credit BDC Feeder LP						USD	N/A	17,066,425	17,413,964	[1,2,3]
								145,684,362	140,843,334

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Private Collateralized Fund Obligations — 1.3%
Alp CFO 2024, L.P. Class C		12.88%			10/15/2036	USD	18,000,000	$18,000,000	$18,439,560	[1,5,6,7]
Archer 2023 Finance, LLC, Class B		15.67% , 4.00% PIK	SOFR	1,200	12/28/2035	USD	37,451,087	36,116,335	34,122,289	[1,7,8,9,11]
Dawson Logan 2025-L5 - Class B		9.07%	SOFR	550	11/15/2040	USD	17,590,527	3,657,982	4,094,227	[1,7,8,11]
Dawson Logan 2025-L5 - Class B		9.77%	SOFR	550	11/15/2040	USD	2,409,473	2,409,473	2,469,228	[1,7,8]
Dawson Logan 2025-L5 - Class C		12.32%	SOFR	875	11/15/2040	USD	35,181,055	7,315,964	6,784,730	[1,7,8,11]
Dawson Logan 2025-L5 - Class C		13.02%	SOFR	875	11/15/2040	USD	4,818,945	4,818,945	4,746,179	[1,7,8]
Dawson Rated Fund 6-R2 Class C		13.50%	SOFR	915	12/15/2034	USD	19,386,918	12,511,918	12,651,504	[1,7,8,11]
Dawson Rated Fund 6-R2 Class C		13.40%	PRIME	915	12/15/2034	USD	1,250,000	1,250,000	1,259,000	[1,7,8]
Dawson Rated Fund 6-R3 Class C		12.82%	US Treasury	900	5/15/2035	USD	18,755,748	12,207,722	12,207,723	[1,7,8,11]
Dawson Rated Fund 6-R3 Class C		13.25%	PRIME	900	5/15/2035	USD	1,576,975	1,576,975	1,576,975	[1,7,8]
								99,865,314	98,351,415
Private Collateralized Loan Obligations — 1.9%
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.		12.93%	SOFR	925	9/15/2038	USD	11,676,647	8,706,448	8,882,766	[1,7,8,11]
Guggenheim MM-C CLO					7/25/2035	USD	N/A	90,202,500	100,459,432	[1,2,3,6]
Prime Finance CMBS Opportunities Fund 4, L.P.						USD	N/A	30,856,492	36,335,505	[1,2,3]
								129,765,440	145,677,703
Private Equity — 0.1%
Blue Owl Capital Technology Holdings II LLC, Class A1						USD	0.43	233,216	869,486	[1,7]
Blue Owl Capital Technology Holdings II LLC, Class A2						USD	0.80	58,607	92,689	[1,7]
Dawson Partners Evergreen (Aggregator) 1 LP						USD	N/A	20,173	497,555	[1,7]
Silver Point Specialty Credit Fund Management, LLC						USD	N/A	—	2,600,668	[1,7]
Stellus Private BDC Advisor, LLC						USD	N/A	—	1,035,387	[1,7]
								311,996	5,095,785
Special Purpose Vehicle for Asset Based Finance — 0.5%
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3)						USD	N/A	5,242,498	3,730,463	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)						USD	N/A	20,108,879	20,582,035	[1,2,3]
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)						USD	N/A	10,250,000	10,485,967	[1,2,3]
Magenta Asset Co-Invest L.P.						USD	N/A	1,487,018	1,764,350	[1,2,3]
								37,088,395	36,562,815

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Asset Pools — 1.2%
ACM Uprise Direct 2024 LLC (Participation in Membership Int)						USD	N/A	$32,496,293	$31,843,573	[1,2,3]
Indago Co-Invest I LP						USD	N/A	28,000,000	31,350,801	[1,2,3]
OWS Affirm Partnership Fund, LTD.						USD	24,161	22,875,164	25,086,363	[1,2,3]
UP SP Gemini Holdco LLC						USD	N/A	7,672,500	7,920,690	[1,7]
								91,043,957	96,201,427
Special Purpose Vehicle for Common and Preferred Equity — 2.1%
Ares Insurance Partners, LP						USD	N/A	17,436,395	22,068,438	[1,2,3]
Boost Co-Invest LP						USD	N/A	994,055	1,586,252	[1,2,3]
Felicitas Diner Offshore, LP						USD	N/A	2,969,495	2,033,859	[1,2,3]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	37,190,448	53,434,488	[1,2,3]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	13,065,632	21,267,894	[1,2,3]
Miller Holdings LP ( Common Equity Portion) (Dawson)						USD	N/A	5,000,000	6,159,616	[1,2,3]
Miller Holdings LP ( Preferred Equity Portion) (Dawson)						USD	N/A	26,408,780	34,005,381	[1,2,3]
Sprinkler 2024 Co-Investment I (Feeder) SCSp						EUR	N/A	16,233,891	26,881,128	[1,2,3,4]
								119,298,696	167,437,056
Special Purpose Vehicle for Common Equity — 1.3%
HPC Breeze Co-Invest (Onshore), L.P.						USD	N/A	30,512,176	37,482,262	[1,2,3]
KWOL Co-Invest, LP						USD	N/A	2,500,000	4,520,676	[1,2,3]
Magenta Co-Invest L.P.						USD	N/A	5,501,383	6,009,569	[1,2,3]
Marilyn Co-Invest, L.P.						USD	N/A	33,863,577	53,459,019	[1,2,3]
								72,377,136	101,471,526

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Leasing — 0.3%
Amazon A330F (BOAC IAT Alpha Venture DAC)						USD	N/A	$24,497,472	$24,714,553	[1,7,13]
Special Purpose Vehicle for Preferred Equity — 1.5%
CCOF Alera Aggregator, L.P.						USD	N/A	4,883,753	7,777,805	[1,2,3]
CCOF Sierra II, L.P.						USD	N/A	2,966,146	4,700,845	[1,2,3]
Chilly HP SCF Investor, LP						USD	N/A	3,017,701	3,368,385	[1,2,3]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	5,746,728	9,468,270	[1,2,3]
KINO Co-Invest Holdings, L.P						USD	1,500	14,550,000	19,636,392	[1,7]
LH Equity Investors, L.P.						USD	N/A	19,250,000	27,227,301	[1,2,3]
LuminArx Naka Co-Invest Fund LP						USD	N/A	6,924,593	7,003,128	[1,2,3]
LuminArx Valence Co-Invest Offshore Fund LP						USD	N/A	9,936,909	12,063,931	[1,2,3]
Minerva Co-Invest, L.P.						USD	N/A	11,417,401	18,031,562	[1,2,3]
VCSF Co-Invest 1-A, L.P.						USD	N/A	5,089,291	7,644,271	[1,2,3]
								83,782,522	116,921,890
Special Purpose Vehicle for Real Estate Loans — 5.9%
ACRE Credit Portfolio II, LP						USD	N/A	125,148,863	124,554,658	[1,2,3]
BP Holdings Cardinal LLC						USD	N/A	6,815,075	6,591,729	[1,7,13]
BP Holdings Dreamfyre LLC						USD	N/A	757,656	766,200	[1,7,13]
BP Holdings Emberglow, LLC						USD	N/A	5,004,904	5,094,666	[1,7,13]
BP Holdings Maize LLC						USD	N/A	31,554,857	33,166,027	[1,7,13]
BP Holdings RHO LLC						USD	N/A	13,093,473	15,112,724	[1,7,13]
BP Holdings Tau, LLC						USD	N/A	9,630,348	11,185,159	[1,7,13]
BP Holdings Zeta LP - Class A						USD	N/A	7,987,120	9,201,778	[1,2,3]
BP Holdings Zeta LP - Class B						USD	N/A	1,410,673	2,317,773	[1,2,3]
BP-HS Lot Option Joint Venture VI, LLC						USD	N/A	5,634,147	5,827,390	[1,7,13]
Northwind Healthcare Debt Fund II Feeder B LP						USD	N/A	30,529,713	30,915,638	[1,2,3]
PG Lending Fund I, LP						USD	N/A	161,020,744	172,423,966	[1,2,3]
Realterm Logistics Credit Fund Co-Investment, LLC						USD	N/A	33,488,997	34,125,063	[1,2,3]
SB DOF Speedway, LLC						USD	N/A	8,010,963	10,682,134	[1,7]
								440,087,533	461,964,905

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Senior Secured Loans — 6.6%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	$1,673,748	$1,974,700	[1,2,3]
Crestline Nevermore Holdco, L.P.						USD	N/A	4,739,677	4,119,831	[1,2,3]
CW Credit Opportunity 2 LP						USD	N/A	16,343,591	18,518,106	[1,2,3]
EVP Credit SPV I LP						USD	N/A	30,750,000	32,014,033	[1,2,3]
Gramercy PG Feeder LP (Common Interests)						USD	N/A	10,477,594	20,133,088	[1,2,3]
Gramercy PG Feeder LP (Preferred Interests)						USD	N/A	5,450,422	7,255,143	[1,2,3]
Gramercy PG Holdings II, LP						USD	N/A	24,570,000	31,648,946	[1,2,3]
Gramercy PG Holdings LP						USD	N/A	1,243,781	1,523,373	[1,2,3]
Gramercy PG Holdings LP (Preferred)						USD	N/A	680,920	796,867	[1,2,3]
Highlighter Coinvest, Lp						USD	N/A	9,557,216	—	[1,2,3]
LAC SPV I LLC						USD	N/A	29,600,000	31,969,525	[1,2,3]
Pine Valley Capital Co-Invest I, LP						USD	N/A	42,653,908	45,175,072	[1,2,3]
SC 2025 Opportunities Holding II, L.P.						USD	N/A	49,250,000	50,497,577	[1,2,3]
SC Life Science Credit Parallel Fund A, L.P.						USD	N/A	196,058,141	198,924,308	[1,2,3]
SC Opportunities Holding, L.P.						USD	N/A	39,675,000	34,231,623	[1,2,3]
Silver Point Select Overflow Fund, L.P.						USD	N/A	38,021,127	36,087,000	[1,2,3]
Symbiotic Capital EB Fund, L.P.						USD	N/A	3,977,217	4,663,435	[1,2,3]
								504,722,342	519,532,627

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Special Purpose Vehicle for Subordinated Debt — 0.5%
CCOF III Nexus Co-Invest Aggregator, L.P.						USD	N/A	$3,615,905	$5,969,124	[1,2,3]
Cheval Blanc Co-Invest, L.P.						USD	N/A	14,679,643	18,001,002	[1,2,3]
Eiger Funding (PCC) Limited - Cell 18 - Yosemite						EUR	N/A	14,455,465	14,769,023	[1,2,3,4]
Milano Co-Invest, L.P.						USD	N/A	4,021,231	4,038,131	[1,2,3]
								36,772,244	42,777,280

Total Private Investment Vehicles								5,457,375,855	6,121,106,669

Senior Secured Loans — 24.0%
Automobiles & Components — 0.3%
ABC Group Holdings Inc.	First Lien Term Loan	9.61%	SOFR	600	8/22/2031	USD	440,774	4,275,175	4,274,245	[1,7,8]
ABC Group Holdings Inc.	First Lien Term Loan	8.17%	EURIBOR	613	8/22/2031	EUR	2,385,450	2,650,696	2,623,396	[1,4,7,8]
Fenix Topco, LLC	First Lien Term Loan	10.74%	SOFR	700	3/28/2029	USD	2,699,219	2,632,303	2,564,103	[1,7,8]
Fenix Topco, LLC	Delayed Draw	10.74%	SOFR	700	3/28/2029	USD	161,872	158,959	153,769	[1,7,8]
Fidelium Beteiligungen 16 GmbH	First Lien Term Loan	9.68%	EURIBOR	750	6/30/2029	EUR	8,366,667	9,415,248	9,416,324	[1,4,7,8]
Starlight Inventory I, LLC	First Lien Term Loan	13.79%	SOFR	1,000	9/30/2026	USD	15,000,000	15,012,714	6,000,000	[1,7,8,13]
								34,145,095	25,031,837
Capital Goods — 0.8%
Cobham Holdings, Inc.	Revolver	8.66%	SOFR	500	1/9/2028	USD	468,750	117,188	117,188	[1,7,8,11]
Cobham Holdings, Inc.	First Lien Term Loan	8.64%	SOFR	500	1/9/2030	USD	4,412,289	4,334,591	4,452,236	[1,7,8]
Fire Flow Intermediate Corporation	Delayed Draw	8.48%	SOFR	475	7/10/2031	USD	12,500,000	2,035,128	2,156,250	[1,7,8,11]
Fortress AcquisitionCo, Inc.	Revolver	0.50%			2/27/2033	USD	2,466,667	(23,485)	(24,657)[1,7,10]
Fortress AcquisitionCo, Inc.	First Lien Term Loan	8.39%	SOFR	475	2/27/2033	USD	12,333,333	12,214,394	12,210,048	[1,7,8]
Fortress AcquisitionCo, Inc.	First Lien Term Loan	8.90%	SOFR	525	2/27/2033	USD	13,200,000	13,068,990	13,068,000	[1,7,8]
Radwell Parent, LLC	Delayed Draw	8.48%	SOFR	475	4/1/2030	USD	7,540,080	1,368,278	1,385,442	[1,7,8,11]
Radwell Parent, LLC	Revolver	8.50%	SOFR	475	4/1/2030	USD	1,195,320	315,938	316,292	[1,7,8,11]
Radwell Parent, LLC	First Lien Term Loan	8.48%	SOFR	475	4/1/2030	USD	15,264,600	15,228,274	15,233,178	[1,7,8]
Sunland Asphalt Construction, LLC	Delayed Draw	10.74%	SOFR	700	6/16/2028	USD	731,055	707,519	737,342	[1,7,8]
Sunland Asphalt Construction, LLC	First Lien Term Loan	10.74%	SOFR	700	6/16/2028	USD	1,761,932	1,737,408	1,777,084	[1,7,8]
SureWerx Purchaser III, Inc.	First Lien Term Loan	8.98%	SOFR	525	12/28/2029	USD	2,554,531	2,513,872	2,550,676	[1,7,8]
SureWerx Purchaser III, Inc.	Revolver	8.98%	SOFR	525	12/28/2028	USD	250,000	15,000	14,623	[1,7,8,11]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	125,000	—	(189)[1,7,10]
TecoStar Holdings, Inc.	First Lien Term Loan	11.67%	SOFR	800	7/7/2029	USD	6,120,838	6,035,263	6,115,676	[1,7,8]
								59,668,358	60,109,189

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Commercial & Professional Services — 3.0%
AR5 LLC	Revolver	12.65%			10/15/2028	USD	18,668,172	$14,658,867	$14,707,030	[1,7,8,11]
AS1 Sports Bidco Limited	Delayed Draw	1.00%			4/9/2033	EUR	6,000,000	76,671	(68,556)[1,4,7,10]
AS1 Sports Bidco Limited	First Lien Term Loan	7.60%	EURIBOR	550	4/9/2033	EUR	37,500,000	43,330,260	42,418,876	[1,4,7,8]
AS1 Sports Bidco Limited	Delayed Draw	1.00%			10/9/2026	EUR	3,000,000	68,002	(8,569)[1,4,7,10]
Avalon Borrower, LLC	Revolver	0.50%			6/18/2033	USD	3,119,561	(31,041)	(15,598)[1,7,10]
Avalon Borrower, LLC	First Lien Term Loan	8.17%	SOFR	450	6/18/2033	USD	12,977,373	12,848,074	12,912,486	[1,7,8]
Avalon Borrower, LLC	First Lien Term Loan	6.91%	EURIBOR	450	6/18/2033	EUR	6,239,122	7,077,999	7,093,151	[1,4,7,8]
Corinthia Bidco Limited	Delayed Draw	1.00%			6/2/2033	USD	13,900,000	(69,113)	(69,500)[1,7,10]
Corinthia Bidco Limited	Revolver	8.40%	SOFR	475	6/2/2033	USD	6,950,000	243,633	243,250	[1,7,8,11]
Corinthia Bidco Limited	First Lien Term Loan	8.40%	SOFR	475	6/2/2033	USD	34,750,000	34,577,732	34,576,250	[1,7,8]
HES Intermediate Holdings II, LLC	Delayed Draw	8.98% , 2.88% PIK	SOFR	526	3/2/2033	USD	2,054,795	623,824	627,001	[1,7,8,9,11]
HES Intermediate Holdings II, LLC	Revolver	0.50%			3/2/2033	USD	1,095,890	(10,462)	(8,979)[1,7,10]
HES Intermediate Holdings II, LLC	First Lien Term Loan	8.98% , 2.88% PIK	SOFR	526	3/2/2033	USD	6,849,315	6,783,138	6,793,198	[1,7,8,9]
IQ EQ Fund Services (Jersey)	First Lien Term Loan	12.50%			3/2/2028	GBP	30,000,000	40,086,924	39,395,145	[1,4,7]
Java Buyer, Inc.	Delayed Draw	8.23%	SOFR	475	12/15/2030	USD	2,871,690	546,362	552,902	[1,7,8,11]
Java Buyer, Inc.	Revolver	0.50%			12/15/2030	USD	1,018,330	(4,673)	(2,546)[1,7,10]
Java Buyer, Inc.	First Lien Term Loan	8.23%	SOFR	475	12/15/2030	USD	6,109,980	6,081,419	6,094,705	[1,7,8]
NACSB Acquisition Holdings, Inc.	Delayed Draw	1.00%			1/29/2031	USD	5,478,451	(66,238)	(67,448)[1,7,10]
NACSB Acquisition Holdings, Inc.	First Lien Term Loan	12.25%			1/29/2031	USD	24,521,549	24,253,316	24,219,651	[1,7]
Nth Degree Purchaser, Inc.	First Lien Term Loan	8.91%	SOFR	525	9/10/2030	USD	22,500,000	22,070,138	22,050,000	[1,7,8]
P20 Parent, Inc.	First Lien Term Loan	11.23%	SOFR	750	7/12/2028	USD	4,825,000	4,783,930	4,724,503	[1,7,8]
Panda Acquisition LLC	First Lien Term Loan	12.45%	SOFR	850	10/18/2028	USD	4,012,798	3,613,788	3,213,427	[1,7,8]
Qinetic, Inc.	Delayed Draw	1.00%			4/30/2033	USD	2,000,000	(19,760)	(14,105)[1,7,10]
Qinetic, Inc.	Revolver	0.50%			4/30/2033	USD	1,000,000	(9,764)	(2,276)[1,7,10]
Qinetic, Inc.	First Lien Term Loan	8.41%	SOFR	475	4/30/2033	USD	7,000,000	6,931,223	6,950,632	[1,7,8]
The Arcticom Group, LLC	Delayed Draw	11.64% , 4.50% PIK	SOFR	800	12/22/2027	USD	4,640,386	4,495,655	4,560,604	[1,7,8,9,11]
The Arcticom Group, LLC	First Lien Term Loan	11.64% , 4.50% PIK	SOFR	800	12/22/2027	USD	1,700,727	1,685,634	1,685,392	[1,7,8,9]
								234,625,538	232,560,626

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Consumer Discretionary Distribution & Retail — 1.7%
1959 Holdings, LLC	First Lien Term Loan	10.12%	SOFR	650	7/5/2030	USD	15,375,000	$15,245,001	$15,375,000	[1,7,8,13]
Blazing Star Parent	First Lien Term Loan	9.66%	SOFR	600	8/28/2030	USD	28,456,250	27,836,258	28,456,250	[1,7,8]
Formex Holdings, LLC	First Lien Term Loan	12.73%	SOFR	900	2/9/2029	USD	5,000,000	4,932,966	4,918,811	[1,7,8]
Lawn & Garden LLC	Revolver	11.13%	SOFR	750	10/21/2029	USD	2,727,273	2,680,731	2,663,210	[1,7,8]
Lawn & Garden LLC	First Lien Term Loan	15.25%			10/21/2029	USD	12,272,727	12,054,702	11,984,447	[1,7]
NKD Group GmbH	First Lien Term Loan	9.54%	EURIBOR	800	9/30/2028	EUR	1,288,462	1,344,749	1,472,191	[1,4,7,8]
Penney Holdings, LLC	First Lien Term Loan	11.75%	SOFR	813	9/19/2030	USD	30,000,000	29,705,303	30,000,000	[1,7,8]
Rona Inc.	First Lien Term Loan	10.75%	CORRA	850	5/13/2031	CAD	43,800,000	31,130,044	30,109,991	[1,4,7,8]
Voyant Beauty, Inc	First Lien Term Loan	12.39% , 3.00% PIK	SOFR	875	11/24/2030	USD	10,358,732	9,901,797	9,893,625	[1,7,8,9]
								134,831,551	134,873,525
Consumer Durables and Apparel — 0.2%
Spinrite Inc.	Revolver	11.16%	SOFR	750	12/5/2030	USD	1,875,000	341,583	331,219	[1,7,8,11]
Spinrite Inc.	First Lien Term Loan	11.15%	SOFR	750	12/5/2030	USD	13,125,000	12,884,848	12,818,532	[1,7,8]
								13,226,431	13,149,751
Consumer Services — 2.3%
Cipriani USA, Inc	Delayed Draw	14.00% , 8.00% PIK			9/30/2029	USD	20,133,186	16,667,772	16,345,521	[1,7,9,11,13]
Corbin Law Firm	Delayed Draw	14.50%			8/28/2027	USD	1,496,679	758,003	758,003	[1,7,11,13]
Corbin Law Firm	First Lien Term Loan	15.25%			8/28/2027	USD	8,237,239	8,237,239	8,237,239	[1,7,13,15]
Corbin Law Firm	First Lien Term Loan	14.75%			8/28/2027	USD	2,371,122	2,371,122	2,371,122	[1,7,13]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	10.61%	BBSY	625	5/31/2028	AUD	58,488,083	41,000,125	40,182,084	[1,4,7,8,13]
FS Whitewater Borrower, LLC	Delayed Draw	0.75%			12/21/2029	USD	3,750,000	(61,380)	(75,000)[1,7,10]
FS Whitewater Borrower, LLC	Revolver	0.25%			12/21/2029	USD	1,250,000	(24,598)	(25,000)[1,7,10]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.16%	SOFR	850	4/7/2030	USD	3,000,000	2,965,932	2,144,327	[1,8,13]
Houghton Mifflin Harcourt Publishing Company	First Lien Term Loan	11.76%	SOFR	810	4/7/2028	USD	4,862,500	4,777,195	4,579,241	[1,8]
Iris Capital Holdings Pty Ltd	First Lien Term Loan	10.00%	BBSY	550	5/11/2029	AUD	3,337,143	2,346,313	2,284,423	[1,4,7]
Just Right HVAC, LLC	Delayed Draw	8.48%	SOFR	475	2/13/2029	USD	150,000	81,100	80,850	[1,7,8,11]
Just Right HVAC, LLC	Revolver	10.50%	PRIME	375	2/13/2029	USD	100,000	19,123	18,900	[1,7,8,11]
Just Right HVAC, LLC	First Lien Term Loan	8.49%	SOFR	475	2/13/2029	USD	500,000	495,554	494,502	[1,7,8]
Keller Postman, LLC	First Lien Term Loan	15.62% PIK	SOFR	1200	9/15/2028	USD	15,806,956	15,685,744	15,854,376	[1,7,8,9]
LF Parent Co, Inc.	Delayed Draw	1.00%			5/13/2033	USD	2,171,385	(21,512)	(5,081)[1,7,10]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
LF Parent Co, Inc.	Revolver	0.50%			5/13/2033	USD	1,899,962	$(18,653)	$(13,642)[1,7,10]
LF Parent Co, Inc.	First Lien Term Loan	8.48%	SOFR	475	5/13/2033	USD	10,064,368	9,965,068	9,992,102	[1,7,8]
Mashantucket (Western) Pequot Tribe	First Lien Term Loan	11.71%	SOFR	806	6/30/2028	USD	11,962,436	11,742,456	11,761,591	[1,7,8]
Northern Tool & Equipment Company Inc	First Lien Term Loan	10.73%	SOFR	700	1/26/2029	USD	10,492,188	10,364,236	10,492,187	[1,7,8]
PF Carrus Careers, LLC	Revolver	8.48%	SOFR	475	11/13/2031	USD	2,790,698	1,178,306	1,203,553	[1,7,8,11]
PF Carrus Careers, LLC	First Lien Term Loan	8.48%	SOFR	475	11/13/2031	USD	12,209,302	12,097,076	12,343,605	[1,7,8]
PF Carrus Careers, LLC	First Lien Term Loan	12.66%	SOFR	893	11/13/2031	USD	20,815,048	20,350,293	21,085,644	[1,7,8]
Stonegate Pub Company Bidco Holdings	Second Lien Term Loan	13.10%	SONIA	937	10/31/2029	GBP	12,610,859	15,750,825	16,727,495	[1,4,7,8]
								176,727,339	176,838,042
Energy — 0.2%
KENE Acquisition, Inc.	Delayed Draw	1.00%			2/8/2031	USD	16,666,667	(79,030)	(58,401)[1,7,10]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	2,380,952	(10,672)	(8,343)[1,7,10]
Knight Energy Services LLC	First Lien Term Loan	11.49%	SOFR	750	6/1/2028	USD	1,250,000	1,227,928	1,250,000	[1,7,8]
California Municipal Finance Authority	Delayed Draw	12.25%	PRIME		12/2/2034	USD	10,000,000	9,828,313	10,106,300	[1]
								10,966,539	11,289,556
Financial Services — 6.0%
Apella Capital LLC	Delayed Draw	9.48%	SOFR	575	3/1/2029	USD	5,647,945	2,914,095	2,886,099	[1,7,8,11]
Apella Capital LLC	Revolver	0.50%			3/1/2029	USD	528,083	(4,410)	(7,393)[1,7,10]
Apella Capital LLC	First Lien Term Loan	10.17%	SOFR	650	3/1/2029	USD	2,816,912	2,792,743	2,777,476	[1,7,8]
Bonaccord Capital Partners	Delayed Draw	1.50%			1/20/2030	USD	72,500,000	(1,131,595)	(1,207,961)[1,7,10]
BP PMKN LLC	Delayed Draw	1.50%			12/31/2026	USD	20,000,000	(435,933)	(922,466)[1,7,10,13]
Callodine Commercial Finance, LLC	First Lien Term Loan	10.96%	SOFR	700	6/3/2027	USD	101,014,400	101,014,400	101,429,024	[1,7,8]
Callodine Commercial Finance, LLC	First Lien Term Loan	10.99%	SOFR	726	6/3/2027	USD	12,500,000	12,500,000	12,551,308	[1,7,8]
Clearco SPV V US LP	First Lien Term Loan	14.64%	SOFR	1,100	4/3/2027	USD	15,000,000	14,871,127	15,000,000	[1,7,8]
Crestview IV N2 TW Holdings, L.P.	Delayed Draw	8.39%	SOFR	475	4/17/2030	USD	40,555,365	4,385,053	4,659,382	[1,7,8,11]
Crestview IV N2 TW Holdings, L.P.	First Lien Term Loan	10.23%	SOFR	650	4/17/2030	USD	32,444,635	32,055,695	32,278,825	[1,7,8]
CVC Structured Solutions 2 LLC	Delayed Draw	12.42%	SOFR	875	9/3/2040	USD	40,000,000	7,714,109	7,776,000	[1,7,8,11]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	2,981,928	(14,388)	—	[1,7,10]
Empower Payments Investor, LLC	First Lien Term Loan	8.39%	SOFR	475	3/12/2031	USD	13,484,277	13,420,651	13,399,885	[1,7,8]
Fundamental Partners IV LP	First Lien Term Loan	8.73%	SOFR	500	8/4/2030	USD	11,667,000	11,579,861	11,532,830	[1,7,8]
Fundamental Partners IV LP	Delayed Draw	8.73%	SOFR	500	8/4/2030	USD	23,333,000	23,162,369	23,064,670	[1,7,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Fundamental Partners IV LP	Delayed Draw	10.48%	SOFR	675	12/15/2026	USD	11,667,000	$11,626,741	$11,532,830	[1,7,8]
Informativ, LLC	First Lien Term Loan	9.36%	SOFR	575	7/30/2027	USD	5,801,525	5,741,349	5,801,525	[1,7,8]
Kensington Private Equity Fund	Delayed Draw	12.73%	SOFR	900	3/31/2028	USD	5,930,000	5,835,797	5,873,298	[1,7,8,13]
Kensington Private Equity Fund	Second Lien Term Loan	12.73%	SOFR	900	3/31/2028	USD	3,200,000	3,180,800	3,169,402	[1,7,8,13]
Kensington Private Equity Fund	First Lien Term Loan	12.73%	SOFR	900	3/31/2028	USD	55,000,000	54,460,752	54,450,000	[1,7,8]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.23% PIK	SOFR	850	12/26/2027	USD	16,983,737	16,815,539	16,644,062	[1,7,8,9]
Kohlberg Kinetic Borrower, LP	Delayed Draw	9.23%	SOFR	550	12/26/2027	USD	2,727,273	2,677,203	2,672,727	[1,7,8]
LP-PWP Credit Card ABS, LLC	Revolver	0.50%			6/1/2028	USD	2,054,902	—	—	[1,7,10]
LP-PWP Credit Card ABS, LLC	First Lien Term Loan	11.39%	SOFR	774	6/1/2028	USD	12,528,558	12,860,276	12,528,558	[1,7,8]
Metaplanet Holdings OU	First Lien Term Loan	11.50% PIK			2/5/2036	USD	62,193,438	61,836,884	61,690,061	[1,7,9]
Metaplanet Holdings OU	Delayed Draw	11.50% PIK			2/5/2036	USD	36,692,270	36,480,590	36,395,293	[1,7,9]
Penn TRGRP Holdings, LLC	Revolver	10.45%	SOFR	675	9/29/2030	USD	769,167	524,140	520,440	[1,7,8,11]
Penn TRGRP Holdings, LLC	First Lien Term Loan	11.48% , 6.00% PIK	SOFR	775	9/29/2030	USD	5,312,920	5,242,126	5,188,751	[1,7,8,9]
Penn TRGRP Holdings, LLC	Delayed Draw	11.48% , 6.00% PIK	SOFR	775	9/29/2030	USD	773,800	503,137	485,052	[1,7,8,9,11]
Rapyd Netherlands B.V.	First Lien Term Loan	12.64% PIK	SOFR	900	8/31/2030	USD	21,235,403	21,065,451	20,778,842	[1,7,8,9]
RGP Holdings 2, LLC	First Lien Term Loan	9.12%	SOFR	550	10/10/2032	USD	1,000,000	980,700	980,000	[1,7,8]
Wealth Enhancement Group, LLC	First Lien Term Loan	13.00% PIK			5/26/2033	USD	6,718,775	6,501,234	6,722,806	[1,7,9]
								471,156,496	470,651,326
Food, Beverage & Tobacco — 0.2%
Baxters North America Holdings, Inc.	First Lien Term Loan	10.24%	SOFR	688	5/31/2028	USD	5,843,867	5,777,775	5,843,867	[1,7,8]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	10.98%	SOFR	725	4/11/2032	USD	8,357,285	8,137,953	5,248,375	[1,7,8]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	9.80%	EURIBOR	725	4/11/2032	EUR	7,625,260	8,417,133	5,471,508	[1,4,7,8]
Kalle Management GmbH	Delayed Draw	1.00%			5/26/2036	EUR	396,154	(6,104)	(13,579)[1,4,7,10]
Kalle Management GmbH	First Lien Term Loan	14.23%	EURIBOR	1,200	4/11/2032	EUR	792,308	893,103	878,129	[1,4,7,8]
								23,219,860	17,428,300

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Health Care Equipment & Services — 2.1%
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	3,448,276	$(68,967)	$—	[1,7,10]
Artivion, Inc.	First Lien Term Loan	8.48%	SOFR	475	1/18/2030	USD	6,551,724	6,443,550	6,551,724	[1,7,8]
Artivion, Inc.	Delayed Draw	8.40%	SOFR	475	1/18/2031	USD	5,172,414	5,100,875	5,172,414	[1,7,8]
Aryeh Bidco Investment	Delayed Draw	7.27%	CORRA	500	1/14/2033	CAD	6,801,333	742,818	618,851	[1,4,7,8,11]
Aryeh Bidco Investment	Revolver	7.28%	CORRA	497	1/14/2033	CAD	4,858,094	804,927	715,486	[1,4,7,8,11]
Aryeh Bidco Investment	First Lien Term Loan	7.30%	CORRA	500	1/14/2033	CAD	36,532,873	26,072,504	25,402,581	[1,4,7,8]
Beacon Behavioral Support Services, LLC	Delayed Draw	1.00%			6/21/2029	USD	2,133,902	(42,297)	(42,678)[1,7,10]
Beacon Behavioral Support Services, LLC	Revolver	11.25%	PRIME	450	6/21/2029	USD	366,098	108,412	108,288	[1,7,8,11]
Confluent Health, LLC	First Lien Term Loan	11.14%	SOFR	750	11/30/2028	USD	2,771,290	2,668,692	2,676,497	[1,8]
Diagnostic Services Holdings Inc	First Lien Term Loan	9.15%	SOFR	550	3/15/2028	USD	14,100,000	13,628,450	13,522,375	[1,7,8]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	442,623	(6,862)	—	[1,7,10]
Exactcare Parent, Inc.	First Lien Term Loan	9.15%	SOFR	550	11/3/2029	USD	3,976,230	3,897,113	3,993,988	[1,7,8]
Helium Acquirer Corporation	Delayed Draw	8.98%	SOFR	525	1/5/2029	USD	1,714,097	1,668,238	1,698,257	[1,7,8]
Helium Acquirer Corporation	Revolver	8.98%	SOFR	525	1/5/2029	USD	293,190	80,627	77,918	[1,7,8,11]
Helium Acquirer Corporation	First Lien Term Loan	8.98%	SOFR	525	1/5/2029	USD	2,124,637	2,087,073	2,105,004	[1,7,8]
Honor Technology, Inc.	First Lien Term Loan	11.23% , 2.0% PIK	SOFR	750	5/30/2029	USD	15,647,000	15,596,368	15,725,235	[1,7,8,9,13]
Hospice Care Buyer, Inc.	First Lien Term Loan	10.23%	SOFR	650	3/31/2028	USD	10,000,000	9,820,428	9,800,000	[1,7,8]
Infucare RX Inc	Revolver	0.50%			11/5/2030	USD	800,000	(12,200)	(12,186)[1,7,10]
Infucare RX Inc	First Lien Term Loan	9.98%	SOFR	625	11/5/2030	USD	8,354,710	8,260,943	8,272,015	[1,7,8]
IVX Health Holdings, Inc.	Revolver	0.50%			6/7/2030	USD	1,239,926	(11,631)	(12,399)[1,7,10]
IVX Health Holdings, Inc.	First Lien Term Loan	8.64%	SOFR	500	6/7/2030	USD	13,760,074	13,629,545	13,622,474	[1,7,8]
Lightspeed Buyer, Inc.	Delayed Draw	1.00%			2/6/2032	USD	1,869,159	(18,069)	(20,670)[1,7,10]
Lightspeed Buyer, Inc.	Revolver	8.40%	SOFR	475	2/6/2032	USD	623,053	193,551	192,487	[1,7,8,11]
Lightspeed Buyer, Inc.	First Lien Term Loan	8.48%	SOFR	475	2/6/2032	USD	4,174,455	4,134,831	4,128,292	[1,7,8]
MoonLake Immunotherapeutics AG	Delayed Draw	8.20%	PRIME	145	4/1/2030	USD	45,000,000	14,618,047	14,930,625	[1,7,8,11,13]
NH Kronos Parent, Inc.	Delayed Draw	0.50%			1/30/2033	USD	1,164,773	(5,652)	—	[1,7,10]
NH Kronos Parent, Inc.	Revolver	0.50%			1/30/2033	USD	1,747,159	(8,225)	(10,486)[1,7,10]
NH Kronos Parent, Inc.	First Lien Term Loan	8.14%	SOFR	450	1/30/2033	USD	17,588,068	17,504,014	17,407,022	[1,7,8]
Orthodontic Partners, LLC	Delayed Draw	10.38%	SOFR	650	10/12/2027	USD	3,358,785	3,306,741	3,336,396	[1,7,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Orthodontic Partners, LLC	First Lien Term Loan	10.38%	SOFR	650	10/12/2027	USD	2,281,048	$2,265,832	$2,265,843	[1,7,8]
Steward Health Care Retained FILO Claim	First Lien Term Loan	16.18%			12/31/2027	USD	333,313	331,460	—	[1,7,13]
United Digestive MSO Parent, LLC	Delayed Draw	9.48%	SOFR	575	3/30/2029	USD	591,687	574,002	572,530	[1,7,8]
United Digestive MSO Parent, LLC	Revolver	0.50%			3/30/2029	USD	297,500	—	(893)[1,7,10]
United Digestive MSO Parent, LLC	First Lien Term Loan	9.48%	SOFR	575	3/30/2029	USD	2,192,200	2,150,781	2,150,418	[1,7,8]
Vardiman Black Holdings, LLC	First Lien Term Loan	10.75% PIK	SOFR	700	3/18/2027	USD	4,107,916	4,090,937	2,604,094	[1,7,8,9]
Vardiman Black Holdings, LLC	Delayed Draw	10.75% PIK	SOFR	700	3/18/2027	USD	486,333	486,337	308,297	[1,7,8,9]
WCAS XIII Primary Care Investors III, L.P	First Lien Term Loan	9.98%	SOFR	625	12/31/2029	USD	3,100,000	3,039,176	3,041,215	[1,7,8]
WCAS XIV Primary Care Investors II, L.P.	First Lien Term Loan	9.98%	SOFR	625	12/31/2032	USD	6,200,000	6,077,052	6,080,716	[1,7,8]
								169,209,421	166,981,730
Household and Personal Products — 0.1%
Meta Buyer LLC	Delayed Draw	8.93%	SOFR	525	12/22/2031	USD	2,572,508	1,201,946	1,200,717	[1,7,8,11]
Meta Buyer LLC	Revolver	8.98%	SOFR	525	12/22/2031	USD	1,122,191	250,478	247,745	[1,7,8,11]
Meta Buyer LLC	First Lien Term Loan	8.88%	SOFR	525	12/22/2031	USD	7,225,193	7,157,686	7,152,941	[1,7,8]
								8,610,110	8,601,403
Insurance — 0.3%
Alkeme Intermediary Holding, LLC	Delayed Draw	8.73%	SOFR	500	5/28/2027	USD	12,500,000	4,804,436	4,792,255	[1,7,8,11]
Beyond Risk Management, Inc.	Delayed Draw	1.00%			3/13/2033	USD	650,000	(6,365)	(6,025)[1,7,10]
Beyond Risk Management, Inc.	Revolver	0.50%			3/13/2033	USD	300,000	(2,875)	(2,781)[1,7,10]
Beyond Risk Management, Inc.	First Lien Term Loan	8.39%	SOFR	475	3/13/2033	USD	1,650,000	1,634,006	1,634,707	[1,7,8]
Evolution BuyerCo, Inc.	Delayed Draw	8.48%	SOFR	475	4/30/2030	USD	10,000,010	9,903,431	9,956,925	[1,7,8]
Foundation Risk Partners, Corp.	Delayed Draw	8.48%	SOFR	475	10/29/2030	USD	1,239,546	1,199,468	1,234,216	[1,7,8]
Foundation Risk Partners, Corp.	First Lien Term Loan	8.48%	SOFR	475	10/29/2030	USD	2,652,273	2,593,608	2,640,868	[1,7,8]
SIG Parent Holdings, LLC	Delayed Draw	1.00%			8/21/2031	USD	6,750,000	(65,404)	—	[1,7,10]
SIG Parent Holdings, LLC	Revolver	0.50%			8/21/2031	USD	350,000	—	—	[1,7,10]
SIG Parent Holdings, LLC	First Lien Term Loan	8.39%	SOFR	475	8/21/2031	USD	2,892,677	2,878,922	2,878,213	[1,7,8]
								22,939,227	23,128,378

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Media & Entertainment —2.9%
Allen Media, LLC	Revolver	11.49%	SOFR	785	9/23/2027	USD	20,000,000	$15,180,945	$15,146,936	[1,7,8,11,13]
AMP Music Holdings LLC	First Lien Term Loan	11.00%			6/30/2027	USD	28,376,005	28,085,417	28,376,005	[1,7]
DAZN Limited	First Lien Term Loan	11.05%	SOFR	725	9/23/2026	USD	7,418,866	7,418,866	7,418,866	[1,7,8]
DAZN Limited	Delayed Draw	11.05%	SOFR	725	9/23/2026	USD	59,018,012	58,132,742	58,132,742	[1,7,8]
Frist Apex Ventures LLC	First Lien Term Loan	27.68%			10/5/2026	USD	5,877,938	5,834,754	5,772,500	[1,7]
GDYC Assets LLC	First Lien Term Loan	12.60%	SOFR	875	11/9/2030	USD	10,000,000	9,893,299	10,000,000	[1,7,8]
Jonas Catalog Holdings I LLC	Delayed Draw	11.00% , 5.00% PIK			9/19/2029	USD	30,561,461	13,632,022	13,632,022	[1,7,9,11]
MMXXV SP SPV, LLC	First Lien Term Loan	10.93%	SOFR	710	11/11/2026	USD	12,367,184	12,282,286	12,166,835	[1,7,8,13]
Obsidian Media Credit SPV I PTE. LTD.	First Lien Term Loan	11.73%	SOFR	800	6/26/2031	USD	7,450,000	7,301,000	7,301,000	[1,7,8]
SintecMedia NYC, Inc.	Revolver	10.64%	SOFR	700	6/21/2029	USD	423,729	319,444	317,324	[1,7,8,11]
SintecMedia NYC, Inc.	First Lien Term Loan	10.73%	SOFR	700	6/21/2029	USD	4,301,695	4,225,985	4,172,674	[1,7,8]
TWG Sports, LLC	First Lien Term Loan	10.23%	SOFR	650	6/30/2027	USD	54,800,000	53,980,103	53,978,000	[1,7,8]
Velocity Capital (Luxembourg) S.A.R.L.	First Lien Term Loan	10.72%	EURIBOR	825	10/13/2030	EUR	7,960,000	9,164,901	9,095,064	[1,4,7,8]
Velocity Capital (Luxembourg) S.A.R.L.	Revolver	10.56%	EURIBOR	825	10/13/2030	EUR	1,990,000	2,291,987	2,273,766	[1,4,7,8]
								227,743,751	227,783,734
Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
Cascade Acquiror, Inc.	Revolver	0.50%			5/18/2033	USD	811,667	(7,981)	(8,117)[1,7,10]
Cascade Acquiror, Inc.	First Lien Term Loan	8.56%	SOFR	500	5/18/2033	USD	8,378,505	8,295,741	8,294,719	[1,7,8]
iHerb, LLC	First Lien Term Loan	11.60%	SOFR	785	12/6/2027	USD	9,005,061	9,005,061	8,993,557	[1,7,8,13]
Moderna, Inc	Delayed Draw	1.00%			11/24/2030	USD	21,000,000	(493,850)	(262,500)[1,7,10]
Moderna, Inc	First Lien Term Loan	9.23%	SOFR	550	11/24/2030	USD	14,000,000	13,809,962	13,790,000	[1,7,8]
National Resilience, LLC	Delayed Draw	11.98%	SOFR	825	11/21/2030	USD	9,756,098	614,859	381,009	[1,7,8,11]
National Resilience, LLC	First Lien Term Loan	11.98%	SOFR	825	11/21/2030	USD	10,243,902	9,962,017	9,834,146	[1,7,8]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	12.93%	SOFR	920	12/30/2027	USD	16,931,215	16,794,116	16,846,559	[1,7,8,13]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	227,926	(5,709)	—	[1,7,10]
TerSera Therapeutics, LLC	First Lien Term Loan	9.42%	SOFR	575	4/4/2029	USD	2,702,928	2,659,093	2,702,928	[1,7,8]
Xeris Pharmaceuticals, Inc.	Delayed Draw	10.68%	SOFR	695	3/5/2029	USD	1,666,667	1,576,561	1,674,167	[1,7,8,13]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	10.68%	SOFR	695	3/5/2029	USD	3,333,333	3,323,951	3,348,333	[1,7,8,13]
								65,533,821	65,594,801

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Real Estate Management & Development — 0.2%
GIEAG Projekt 320 GMBH	Delayed Draw	14.00% PIK			9/29/2027	EUR	26,487,291	$17,592,109	$17,254,675	[1,4,7,9,11]

Software & Services — 1.8%
Afiniti, Inc.	First Lien Term Loan	11.50% , 3.50% PIK			12/3/2037	USD	1,145,450	1,145,087	1,140,855	[1,7,9,13]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK			12/3/2031	USD	1,721,868	1,655,870	1,400,978	[1,7,9,11,13]
Afiniti, Inc.	Delayed Draw	11.50% , 3.50% PIK			12/3/2027	USD	75,997	37,227	37,227	[1,7,9,11]
ASG II, LLC	Delayed Draw	10.06%	SOFR	625	5/25/2028	USD	391,304	385,089	391,304	[1,7,8]
ASG II, LLC	First Lien Term Loan	10.06%	SOFR	625	5/25/2028	USD	2,608,696	2,588,130	2,608,696	[1,7,8]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	103,333	(1,053)	(613)[1,7,10]
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	9.64%	SOFR	600	3/19/2031	USD	284,167	280,968	282,481	[1,7,8]
Azurite Intermediate Holdings, Inc.	Delayed Draw	9.64%	SOFR	600	3/19/2031	USD	645,833	638,477	642,003	[1,7,8]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	673,077	(15,284)	(1,933)[1,7,10]
Bluefin Holding, LLC	First Lien Term Loan	7.91%	SOFR	425	9/12/2029	USD	7,980,769	7,865,597	8,047,416	[1,7,8]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	400,000	(10,588)	(2,940)[1,7,10]
Bluesight, Inc.	First Lien Term Loan	9.23%	SOFR	550	7/17/2029	USD	4,577,000	4,496,503	4,543,359	[1,7,8]
Conservice Midco, LLC	Revolver	0.50%			2/25/2033	USD	1,576,660	(7,499)	(2,113)[1,7,10]
Conservice Midco, LLC	First Lien Term Loan	8.14%	SOFR	450	2/25/2033	USD	11,577,187	11,521,428	11,561,669	[1,7,8]
Coupa Holdings, LLC	Delayed Draw	8.90%	SOFR	525	2/27/2030	USD	385,633	378,652	384,949	[1,7,8]
Coupa Holdings, LLC	Revolver	8.90%	SOFR	525	2/27/2029	USD	295,276	190,773	196,326	[1,7,8,11]
Coupa Holdings, LLC	First Lien Term Loan	8.91%	SOFR	525	2/27/2030	USD	4,243,507	4,166,206	4,235,975	[1,7,8]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	870,417	(13,687)	(20,918)[1,7,10]
Crewline Buyer, Inc.	First Lien Term Loan	10.41%	SOFR	675	11/8/2030	USD	8,641,713	8,487,245	8,434,040	[1,7,8]
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	937,500	(14,329)	(17,837)[1,7,10]
Einstein Parent, Inc.	First Lien Term Loan	8.91%	SOFR	525	1/22/2031	USD	9,062,500	8,915,390	8,890,072	[1,7,8]
iCIMS, Inc.	First Lien Term Loan	9.92%	SOFR	625	8/18/2028	USD	7,000,000	6,945,685	6,954,401	[1,7,8]
Lighthouse Finco Sarl	Delayed Draw	1.00%			2/20/2033	GBP	4,950,000	47,375	(59,202)[1,4,7,10]
Lighthouse Finco Sarl	First Lien Term Loan	8.48%	SONIA	475	2/20/2033	GBP	12,462,233	16,651,722	16,381,305	[1,4,7,8]
Lighthouse Finco Sarl	First Lien Term Loan	6.97%	EURIBOR	475	2/20/2033	EUR	6,176,456	7,199,151	6,993,562	[1,4,7,8]
Mercury Bidco LLC	First Lien Term Loan	9.48%	SOFR	575	5/31/2030	USD	4,477,644	4,426,173	4,171,610	[1,7,8]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	408,163	(8,878)	(23,003)[1,7,10]
MGT Merger Target, LLC	Delayed Draw	8.66%	SOFR	500	4/10/2029	USD	220,218	218,016	219,586	[1,7,8]
MGT Merger Target, LLC	Revolver	10.75%	PRIME	550	4/10/2028	USD	496,552	403,365	403,164	[1,7,8,11]
MGT Merger Target, LLC	First Lien Term Loan	8.66%	SOFR	500	4/10/2029	USD	3,885,529	3,810,225	3,874,369	[1,7,8]
Onward Acquireco, Inc.	Delayed Draw	1.00%			4/1/2033	USD	7,998,000	(58,922)	(53,279)[1,7,10]
Onward Acquireco, Inc.	Revolver	0.50%			4/1/2033	USD	3,336,000	(24,149)	(22,223)[1,7,10]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Onward Acquireco, Inc.	First Lien Term Loan	8.72% , 2.68% PIK	SOFR	475	4/1/2033	USD	18,745,428	$18,609,058	$18,620,554	[1,7,8,9]
Opalite Buyer, Inc.	Delayed Draw	1.00%			4/21/2033	USD	971,429	(9,580)	(9,714)[1,7,10]
Opalite Buyer, Inc.	Revolver	0.50%			4/21/2033	USD	1,507,143	(14,662)	(15,072)[1,7,10]
Opalite Buyer, Inc.	First Lien Term Loan	8.48%	SOFR	475	4/21/2033	USD	11,364,286	11,252,910	11,250,643	[1,7,8]
PracticeTek Purchaser LLC	Delayed Draw	9.39%	SOFR	575	8/30/2029	USD	1,933,722	65,030	87,475	[1,7,8,11]
PracticeTek Purchaser LLC	First Lien Term Loan	9.39%	SOFR	575	8/30/2029	USD	6,193,599	6,099,769	6,193,599	[1,7,8,13]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00% PIK	PRIME		8/30/2029	USD	2,457,086	2,424,673	2,457,086	[1,7,9,13]
User Zoom Technologies, Inc	First Lien Term Loan	11.40%	SOFR	750	4/5/2029	USD	5,037,265	4,943,329	4,947,474	[1,7,8]
Xactly Corporation	First Lien Term Loan	10.02%	SOFR	625	7/31/2027	USD	6,000,000	5,908,965	5,990,945	[1,7,8]
								141,579,457	141,114,276
Technology Hardware & Equipment — 0.2%
Chambertin Capital Limited	First Lien Term Loan	10.50% PIK	SONIA	975	6/20/2030	GBP	8,021,610	10,843,287	10,640,151	[1,4,7,8,9]
Infinite Bidco LLC	First Lien Term Loan	9.89%	SOFR	625	3/2/2028	USD	4,837,500	4,779,293	4,820,031	[1,7,8]
								15,622,580	15,460,182
Telecommunication Services — (0.0)%
Spectrum USA I, LLC	Delayed Draw	0.15%			1/1/2030	USD	40,000,000	(1,052,387)	(1,200,000)[1,7,10]

Transportation — 0.3%
FB FLL Aviation LLC	First Lien Term Loan	10.64%	SOFR	700	9/19/2028	USD	12,600,000	12,361,907	12,600,000	[1,7,8]
West Side Holdco LLC	First Lien Term Loan	13.00%	SOFR	900	8/2/2027	USD	12,974,442	12,922,480	13,623,164	[1,7,8,13]
								25,284,387	26,223,164
Utilities — 0.6%
IP Operating Portfolio I, LLC	First Lien Term Loan	9.88%			12/31/2030	USD	20,250,000	20,158,421	20,148,750	[1,7]
Silfab Inc.	Delayed Draw	10.24%	SOFR	650	11/18/2028	USD	12,800,000	11,659,518	12,691,200	[1,7,8]
Silfab Inc.	Delayed Draw	10.28%	SOFR	650	11/18/2028	USD	3,200,000	2,925,017	3,172,800	[1,7,8]
Terra Solar U.S., LLC	Delayed Draw	11.43%	SOFR	775	12/31/2027	USD	10,000,000	9,736,176	9,716,000	[1,7,8]
								44,479,132	45,728,750

Total Senior Secured Loans								1,896,108,815	1,878,603,245

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Preferred Stocks — 1.1%
Commercial & Professional Services — 0.1%
FSG Acquisition, LLC		12.25% PIK				USD	3,750,000	$3,656,250	$2,771,250	[1,7,9]
Pollen, Inc. - Series H-1		8.36% PIK				USD	108,305	3,359,435	4,046,275	[1,7,9]
Pollen, Inc. - Series H-2		7.53% PIK				USD	64,983	1,856,902	2,023,570	[1,7,9]
								8,872,587	8,841,095
Energy — 0.0%
Service Compression Holdings, LLC - Junior Preferred						USD	40,919	135,094	139,550	[1,7]

Financial Services — 0.6%
Callodine Asset Backed Credit Fund, LLC - Class A		8.98%	SOFR	525		USD	215,870	21,371,149	21,371,149	[1,7,8]
Callodine Asset Backed Credit Offshore Fund, LLC - Class A		8.98%	SOFR	525		USD	84,130	8,328,851	8,328,852	[1,7,8]
GTCR Everest Topco, Inc. - Series A		13.25% PIK				USD	15,000	14,625,000	15,000,000	[1,7,9]
								44,325,000	44,700,001
Health Care Equipment & Services — 0.1%
FINThrive Software Preferred Intermediate Holdings, Inc. - Series A-2		11.00% PIK				USD	3,260	3,162,200	440,100	[1,7,9]
Healthcare Litigation Trust Interests – Class A-1		11.25% PIK				USD	N/A	3,010,699	3,010,699	[1,7,9,13]
Healthcare Litigation Trust Interests – Class A-2 Bridge		11.25% PIK				USD	N/A	1,140,461	1,150,486	[1,7,9,13]
Healthcare Litigation Trust Interests – Class A-2 DIP		11.25% PIK				USD	N/A	3,643,020	3,643,020	[1,7,9,13]
Jayhawk Intermediate, LLC		13.00% PIK				USD	2,500	2,425,000	2,500,000	[1,7,9,14]
								13,381,380	10,744,305
Insurance — 0.0%
SDB Holdco, LLC		6.00% PIK				USD	1,765,938	515,371	—	[1,7,9]

Software & Services — 0.2%
GS Holder, Inc. - 2022-1		15.65% PIK	SOFR	1,200		USD	5,000	4,850,000	5,000,000	[1,7,8,9]
Mandolin Technology Holdings, Inc. - Series A		10.50% PIK				USD	3,500	3,395,000	1,757,307	[1,7,9]
RSK Holdings, Inc. - Series B		14.08% PIK	SOFR	1,050		USD	3,000	2,940,000	3,000,000	[1,7,8,9]
RSK Holdings, Inc. - Series C		13.75% PIK				USD	1,071	1,050,000	1,071,429	[1,7,9]
Stonepeak Xenith Holdings PTE. Limited - A2						USD	942,396,386	9,382,887	9,150,669	[1,7]
								21,617,887	19,979,405
Telecommunication Services — 0.1%
CCI Topco, Inc. - Series B		12.00% PIK				USD	50	4,900,500	5,000,000	[1,7,9]

Total Preferred Stocks								93,747,819	89,404,356

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Collateralized Loan Obligations — 0.8%
ABPCI Direct Lending Fund CLO III Ltd.		10.93%	SOFR	725	10/20/2037	USD	20,000,000	$20,000,000	$20,000,260	[1,5,6,7,8]
ABPCI Direct Lending Fund CLO XII Ltd.		11.92%	SOFR	825	7/29/2037	USD	16,080,000	16,080,000	16,079,048	[1,5,6,7,8]
ABPCI Private Funding I LLC		11.18%	SOFR	750	7/16/2036	USD	8,750,000	8,750,000	8,749,976	[1,5,6,7,8]
Barings Middle Market CLO 2023-II Ltd.		10.68%	SOFR	700	7/20/2034	USD	16,700,000	16,700,000	16,699,039	[1,5,6,7,8]
Barings Middle Market CLO Ltd. 2017-I		12.60%	SOFR	892	1/20/2034	USD	2,062,946	2,021,687	2,054,199	[1,5,6,8]
Barings Middle Market CLO Ltd. 2017-I		27.00%			1/20/2034	USD	2,905,983	2,890,453	1,022,713	*,1,5,6,7,12
Total Collateralized Loan Obligations								66,442,140	64,605,235

Subordinated Debt — 0.7%
Consumer Services — 0.1%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK	PRIME		10/24/2028	USD	2,826,116	2,780,649	2,807,707	[1,7,9]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK	PRIME		10/24/2029	USD	1,367,522	1,345,416	1,358,614	[1,7,9]
								4,126,065	4,166,321
Equity Real Estate Investment Trusts (REITs) — 0.0%
Pennybacker Real Estate Credit II Pacific, LLC	Promissory Note	11.59%			5/10/2031	USD	1,143,267	1,143,267	1,143,267	[1,7]

Financial Services — 0.0%
OTR Midco, LLC		12.00%			12/30/2030	USD	2,000,000	2,000,000	2,000,000	[1,7]

Health Care Equipment & Services — 0.2%
Beacon Behavioral Support Services, LLC	First Lien Term Loan	15.00%			6/21/2030	USD	12,500,000	12,167,762	12,162,500	[1,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount		Cost	Fair Value
Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
Nader Upside 2 Sarl	First Lien Term Loan	11.54% PIK	EURIBOR	975	3/13/2028	EUR	4,790,924		$5,192,527	$5,368,369	[1,4,7,8,9]

Software & Services — 0.3%
Evergreen Services Group II, LLC	First Lien Term Loan	13.75% PIK			4/5/2031	USD	12,554,132		12,442,382	12,529,906	[1,7,9]
Evergreen Services Group II, LLC	Delayed Draw	13.75% PIK			4/5/2031	USD	6,893,778		6,834,282	6,880,475	[1,7,9]
Ion Finance Holdings	Delayed Draw	9.68%	EURIBOR	750	9/30/2031	EUR	757,161		792,637	759,853	[1,4,7,8]
Ion Finance Holdings	First Lien Term Loan	9.68%	EURIBOR	750	9/30/2031	EUR	7,042,839		7,372,820	7,067,875	[1,4,7,8]
									27,442,121	27,238,109

Total Subordinated Debt									52,071,742	52,078,566

Asset-Backed Securities — 0.3%
Nectar 2 SPC S.R.L. Class J2		10.00%			12/31/2032	EUR	20,183,177		21,095,418	23,061,217	[1,4,7]
Total Asset-Backed Securities									21,095,418	23,061,217

Common Stocks — 0.1%
Financial Services — 0.0%
Barings BDC, Inc.						USD	126,753		1,291,135	1,079,935	[1]
Insurance — 0.0%
SDB Holdco, LLC - Class A						USD	3,639,628		—	—	[1,7]
Materials — 0.0%
Comar Aggregator Co, LLC - Class B						USD	2,130		—	—	[1,7]
Pharmaceuticals, Biotechnology & Life Sciences — 0.1%
Emerald Holdco US L.P. - Class A-3						USD	3,958,334		3,992,816	5,541,668	[1,7]
Xeris Biopharma Holdings, Inc.						USD	43,860		100,001	347,371	[1]
									4,092,817	5,889,039
Software & Services — 0.0%
Stonepeak Xenith Holdings PTE. Limited - A2						USD	1,929		1,929	1,873	[1,7]
Total Common Stocks									5,385,881	6,970,847

Warrants — 0.0%
Energy — 0.0%
Service Compression Holdings, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	78,495	**	—	56,992	[1,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount		Cost	Fair Value
Financial Services — 0.0%
CTF Clear Finance Technology Corp.
Exercise Price: $0.01
Expiration Date: 10/3/2035						USD	25,228,521	**	$—	$—	[1,7]
Rapyd Financial Network (2016) Ltd.
Exercise Price: $0.01
Expiration Date: 3/13/2035						USD	39,518	**	—	1,551,081	[1,7]
Rapyd Financial Network (2016) Ltd.
Exercise Price: $0.01
Expiration Date: 3/13/2036						USD	13,274	**	—	521,005	[1,7]
									—	2,072,086
Health Care Equipment & Services — 0.0%
Honor Technology, Inc.
Exercise Price: $3.16
Expiration Date: 5/30/2034						USD	296,546	**	—	—	[1,7,13]
Equity Real Estate Investment Trusts (REITs) — 0.0%
Claros Mortgage Trust, Inc - Common Stock Warrants
Exercise Price: $4.00
Expiration Date: 3/12/2036						USD	791,933	**	—	—	[1,7]
Total Warrants									—	2,129,078

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value
Short-Term Investments — 2.2%
State Street Institutional U.S. Government Money Market Fund		3.58%				USD	169,807,877	$169,807,877	$169,807,877 [1,16]
Total Short-Term Investments								169,807,877	169,807,877
Total Investments — 107.4%								7,762,035,547	8,407,767,090
Senior Notes (net of deferred offering costs of $3,642,558) — (3.1)%									(246,312,465)
Liabilities Less Other Assets — (4.3)%									(333,786,678)
Net Assets — 100.0%									7,827,667,947

AUD – Australian Dollars

BDC – Business Development Company

BBSY – Bank Bill Swap Bid Rate

CAD – Canadian Dollars

CORRA - Canadian Overnight Repo Rate Average

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

GBP – Pound Sterling

LLC – Limited Liability Company

LP – Limited Partnership

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

US – United States

USD – United States Dollar

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.

[1]	As of June 30, 2026 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $8,407,767,090 as of June 30, 2026. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Financial Statements for additional information.
[2]	Investment valued using net asset value per share as practical expedient.
[3]	These securities are restricted, the total value of these securities is $5,868,079,039, which represents 74.97% of total net assets of the Fund.
[4]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $83,044,795, which represents 1.1% of total net assets of the Fund.
[6]	Callable.
[7]	Value was determined using significant unobservable inputs.
[8]	Floating rate security. Rate shown is the rate effective as of period end.
[9]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[10]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[11]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[12]	Variable rate security. Rate shown is the rate in effect as of period end.
[13]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.
[14]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[15]	Step rate security.
[16]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of June 30, 2026

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
ACM Uprise Direct 2024 LLC (Participation in Membership Int)	1/7/2025	$32,496,293
ACRE Credit Portfolio II, LP	7/21/2025	125,148,863
AG Asset Based Credit Evergreen Fund, LP	7/7/2025	126,000,000
AG Asset Based Credit Fund L.P.	9/13/2023	99,000,000
AG Essential Housing Fund II Holdings (DE), L.P.	3/23/2022	—
Ares Commercial Finance LP	1/25/2023	113,627,544
Ares Insurance Partners, LP	12/31/2024	17,436,395
Ares Pathfinder Fund II (Offshore), LP	8/31/2023	9,177,891
Ares Special Opportunities Fund (Offshore), LP	12/29/2023	4,632,487
Ares Special Opportunities Fund II (Offshore), LP	11/7/2022	25,390,964
Balbec IGCF VI Annex Fund, L.P.	12/12/2025	48,000,000
Banner Ridge DSCO Fund I, LP	6/30/2023	8,511,288
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	27,699,164
Banner Ridge Secondary Fund IV (Offshore), LP	6/30/2021	—
Banner Ridge Secondary Fund V (Offshore), LP	5/31/2023	92,851,664
Banner Ridge Secondary Fund VI (Offshore), LP	10/13/2025	25,587,799
Barings Capital Solutions Perpetual Fund (CA) LP	12/12/2024	50,000,000
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	3/2/2022	20,522,454
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	1,673,748
Blue Owl First Lien Fund (Offshore), L.P.	7/1/2022	1,997,892
Blue Owl Real Estate Fund VI, LP	1/31/2023	16,423,040
Boost Co-Invest LP	1/25/2024	994,055
BP Holdings Zeta LP - Class A	11/29/2023	7,987,120
BP Holdings Zeta LP - Class B	11/29/2023	1,410,673
BPC Opportunities Offshore Feeder Fund V LLC	4/17/2025	21,148,502
BPC Real Estate Debt Fund, LP	6/7/2023	54,412,762
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3)	9/1/2023	5,242,498
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	12/12/2023	20,108,879
BSOF Parallel Onshore Fund L.P. (Class Colonnade 2024 Series 3)	3/22/2024	10,250,000
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 3)	5/9/2024	106,662,882
BSOF Parallel Onshore Fund L.P. (Class SRT Enhanced Series 6)	4/14/2025	150,000,000
BSP Pioneer Investors Feeder, L.P.	9/29/2025	46,620,346
Burford Advantage Feeder Fund A, LP	1/28/2022	1,925,008
Callodine Perpetual ABL Fund, LP	10/3/2022	97,717,483
Carlyle Credit Opportunities Fund II (Parallel), SCSp	12/14/2021	7,010,041
Carlyle Credit Opportunities Fund III (Parallel), SCSp	12/10/2024	11,075,988
Carlyle Shutter (Parallel), L.P.	6/3/2026	25,000,060
CCOF Alera Aggregator, L.P.	4/25/2023	4,883,753
CCOF III Nexus Co-Invest Aggregator, L.P.	3/22/2024	3,615,905
CCOF Sierra II, L.P.	7/29/2022	2,966,146
Cheval Blanc Co-Invest, L.P.	2/25/2025	14,679,643
Chilly HP SCF Investor, LP	2/9/2022	3,017,701
Comvest Special Opportunities Fund, L.P.	2/3/2022	17,412,871
Contingency Capital EG Fund (US) LP	8/29/2024	29,473,393
Contingency Capital Fund I-A, LP	11/28/2022	48,518,303
Corrum Capital Entertainment Lending II-B, LP	8/29/2025	75,819,202
Crestline Nevermore Holdco, L.P.	12/7/2023	4,739,677
Crestline PF Sentry Fund (US), LP	8/14/2023	28,539,771
CW Credit Opportunity 2 LP	6/27/2024	16,343,591

Security	First Acquisition Date	Cost
D.E. Shaw Diopter International Fund II, L.P.	5/1/2025	$15,455,474
D.E. Shaw Diopter International Fund, L.P.	10/20/2022	25,722,228
Dawson Portfolio Finance (Lux) SICAV	9/16/2025	150,000,000
Dawson Portfolio Finance Evergreen LP	5/28/2024	300,000,000
Eiger Funding (PCC) Limited - Cell 18 - Yosemite	12/22/2025	14,455,465
EVP Credit SPV I LP	7/17/2025	30,750,000
EVP II LP	11/30/2023	35,497,521
Felicitas Diner Offshore, LP	12/28/2022	2,969,495
Felicitas Liquidity Solutions Fund (Offshore), LP	1/31/2025	44,937,188
Felicitas Secondary Fund II Offshore, LP	9/10/2021	10,174,437
FTAI Aircraft Leasing Offshore SPV (2025) L.P.	11/7/2025	50,000,000
GCF III Feeder LP	9/2/2025	9,568,518
GPC Partners III (Duo) Coinvest Parallel-A, L.P.	3/17/2026	2,852,778
Gramercy PG Feeder LP (Common Interests)	3/22/2024	10,477,594
Gramercy PG Feeder LP (Preferred Interests)	3/22/2024	5,450,422
Gramercy PG Holdings II, LP	8/20/2024	24,570,000
Gramercy PG Holdings LP	9/5/2025	1,243,781
Gramercy PG Holdings LP (Preferred)	11/5/2025	680,920
Guggenheim MM-C CLO	7/26/2023	90,202,500
Harvest Partners Structured Capital Fund III, L.P.	9/22/2021	17,092,482
Hayfin Healthcare Opportunities Fund (US Parallel), LP	6/29/2022	66,963,845
Hercules Evergreen Fund LP	10/30/2025	229,268,825
Highlighter Coinvest, Lp	11/26/2025	9,557,216
HPC Breeze Co-Invest (Onshore), L.P.	12/30/2025	30,512,176
HPS Asset Value Platform, L.P.	2/7/2025	42,780,957
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	37,190,448
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	13,065,632
HPS Mint Co-Invest Fund, L.P.	5/25/2022	5,746,728
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	20,469,091
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	36,683,035
HPS Specialty Loan Fund V-L, L.P.	7/30/2021	12,092,403
ICG LP Secondaries Fund I (Feeder) SCSp	12/29/2023	19,789,795
Indago Asset-Based Opportunities I LP	6/13/2025	8,417,435
Indago Co-Invest I LP	1/30/2025	28,000,000
InSolve Global Credit Feeder Fund VI, L.P.	2/18/2025	61,503,101
Jaffa Capital Fund, LP	7/1/2025	20,000,000
King Street Opportunistic Credit Evergreen Fund, L.P.	1/31/2023	100,000,000
KWOL Co-Invest, LP	11/30/2023	2,500,000
LAC SPV I LLC	9/29/2025	29,600,000
LBS Income Fund (RIC), L.P.	4/10/2026	18,185,926
LH Equity Investors, L.P.	9/3/2025	19,250,000
LuminArx Naka Co-Invest Fund LP	3/25/2026	6,924,593
LuminArx Opportunistic Alternative Solutions Offshore Fund LP	1/31/2025	39,905,175
LuminArx Valence Co-Invest Offshore Fund LP	12/11/2024	9,936,909
Madison Realty Capital Debt Fund IV, LP	9/29/2023	14,173,657
Magenta Asset Co-Invest L.P.	4/30/2024	1,487,018
Magenta Co-Invest L.P.	3/5/2024	5,501,383
Marilyn Co-Invest, L.P.	1/14/2022	33,863,577
Milano Co-Invest, L.P.	4/1/2024	4,021,231

Security	First Acquisition Date	Cost
Miller Holdings LP ( Common Equity Portion) (Dawson)	3/12/2025	$5,000,000
Miller Holdings LP ( Preferred Equity Portion) (Dawson)	3/12/2025	26,408,780
Franklin BSP Capital Corp	11/30/2021	1,598,976
Minerva Co-Invest, L.P.	2/11/2022	11,417,401
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	17,447,760
North Wall Asset Backed Opportunities Feeder Fund I LP	12/19/2024	73,724,463
Northwind Healthcare Debt Fund II Feeder B LP	11/4/2025	30,529,713
NWEOF Feeder Fund II LP	6/21/2024	32,544,414
NWEOF Feeder Fund III SCSp	6/10/2025	2,625,904
OrbiMed RCO IV Offshore Feeder, LP	12/30/2022	14,263,725
OWS Affirm Partnership Fund, LTD.	6/25/2025	22,875,164
OWS Credit Opportunity Fund III, L.P.	5/4/2026	25,000,000
Pathlight Capital Evergreen Fund, LP	12/30/2022	42,123,799
Pathlight Capital Fund II, LP	6/30/2021	6,894,116
Peachtree Credit Fund IV Q, L.P.	11/18/2024	47,047,746
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	2,467,491
Pennybacker Real Estate Credit II, LP	5/6/2022	18,777,394
Peppertree Capital Fund IX QP, LP	1/2/2026	10,802,816
Peppertree Capital Fund VI QP, LP	9/30/2025	25,585,436
Peppertree Capital Fund VII QP, LP	9/30/2025	25,255,695
PG Lending Fund I, LP	11/26/2024	161,020,744
Pimlico Partners, L.P.	2/13/2026	20,000,000
Pine Valley Capital Co-Invest I, LP	3/6/2025	42,653,908
Pine Valley Capital Partners Evergreen Fund, L.P.	10/9/2025	67,427,718
Prime Finance CMBS Opportunities Fund 4, L.P.	8/28/2025	30,856,492
PSC Credit IV (A) SCSp	4/16/2025	35,025,394
Raven Asset-Based Credit Fund II LP	9/21/2021	21,457,802
Realterm Logistics Credit Fund Co-Investment, LLC	9/2/2025	33,488,997
Redwood Enhanced Income Fund, LP	6/30/2022	28,275,000
SC 2025 Opportunities Holding II, L.P.	3/17/2026	49,250,000
SC Healthcare Credit Parallel Fund II A, L.P.	1/27/2026	25,916,169
SC Life Science Credit Parallel Fund A, L.P.	8/9/2024	196,058,141
SC Lowy Strategic Investments IV (ASIA), LP	12/22/2025	19,359,841
SC Opportunities Holding, L.P.	7/16/2025	39,675,000
Shamrock Capital Debt Opportunities Fund I, LP	7/28/2021	6,745,097
Silver Point Select Overflow Fund, L.P.	11/13/2024	38,021,127
Silver Point Specialty Lending Fund	5/12/2025	127,018,961
Sixth Street Growth Partners II (B), L.P.	8/1/2022	5,047,143
Sky Fund V Offshore, LP	11/30/2022	199,764
Sky Fund VI Offshore, LP	4/15/2024	32,719,081
Sound Point Strategic Capital Fund III, LP	12/2/2025	14,607,228
Specialty Loan Institutional Fund 2016-L, L.P.	1/22/2024	1,875,535
Sprinkler 2024 Co-Investment I (Feeder) SCSp	3/10/2025	16,233,891
Stellus Private Credit BDC Feeder LP	1/31/2022	17,066,425
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	5,854,713
Symbiotic Capital EB Fund, L.P.	3/7/2024	3,977,217
Symbiotic Capital Healthcare Credit Fund II, L.P.	1/27/2026	6,479,042
Symbiotic Capital Life Science Credit Fund, L.P.	8/9/2024	16,982,607
Thompson Rivers LLC	6/30/2021	1,069,507
Thorofare Asset Based Lending Fund V, L.P.	7/29/2022	30,401,096
Tinicum L.P.	3/31/2023	8,232,986
Tinicum Tax Exempt, L.P.	3/31/2023	5,571,832
VCSF Co-Invest 1-A, L.P.	8/2/2023	5,089,291
Vista Capital Solutions Fund-A, L.P.	3/24/2023	9,864,247
Vista Credit Partners Fund IV-B, L.P.	12/4/2024	19,032,434
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
VPC Legal Finance Fund, L.P.	9/29/2022	95,750,036
Waccamaw River LLC	8/4/2021	6,330,745
WhiteHawk Evergreen Fund, LP	1/31/2024	100,000,000
		$5,221,270,702

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Swap Contracts

As of June 30, 2026 (Unaudited)

SWAP CONTRACT

INTEREST RATE SWAPS

					Upfront Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.249% / Quarterly	6.22% / Semi-annually	6/15/2029	37,000,000	$-	$(52,836)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.371% / Quarterly	6.35% / Semi-annually	6/15/2031	112,500,000	-	(48,723)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.548% / Quarterly	6.58% / Semi-annually	6/15/2033	100,500,000	-	57,582
TOTAL INTEREST RATE SWAPS						$(43,977)

[1]	Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.
[2]	Reset daily with a five business day look back.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of June 30, 2026

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
AUD	State Street	USD	August 31, 2026	94,774	$66,630	$65,542	$(1,088)
CAD	State Street	USD	July 31, 2026	67,648	49,441	47,764	(1,677)
CAD	State Street	USD	August 31, 2026	1,139,067	808,451	805,416	(3,035)
EUR	State Street	USD	July 31, 2026	4,945,689	5,785,737	5,658,440	(127,297)
EUR	State Street	USD	August 31, 2026	11,764,439	13,520,178	13,477,539	(42,639)
EUR	State Street	USD	September 30, 2026	67,357	76,887	77,277	390
GBP	State Street	USD	July 31, 2026	33,334	45,159	44,215	(944)
GBP	State Street	USD	September 1, 2026	1,283,349	1,693,841	1,702,312	8,471
					22,046,324	21,878,505	(167,819)

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at June 30, 2026	Unrealized Appreciation (Depreciation)
AUD	State Street	USD	July 31, 2026	(19,372,547)	$(13,905,380)	$(13,404,648)	$500,732
AUD	State Street	USD	August 31, 2026	(21,113,885)	(15,093,860)	(14,601,668)	492,192
AUD	State Street	USD	September 30, 2026	(21,019,112)	(14,508,354)	(14,530,237)	(21,883)
CAD	State Street	USD	July 31, 2026	(42,705,000)	(31,236,715)	(30,152,884)	1,083,831
CAD	State Street	USD	August 31, 2026	(19,686,641)	(14,286,729)	(13,920,104)	366,625
CAD	State Street	USD	October 1, 2026	(19,103,497)	(13,512,785)	(13,529,519)	(16,734)
EUR	State Street	USD	July 31, 2026	(94,389,563)	(111,125,667)	(107,992,579)	3,133,088
EUR	State Street	USD	August 31, 2026	(106,308,947)	(124,027,840)	(121,789,316)	2,238,524
EUR	State Street	USD	September 30, 2026	(106,374,249)	(121,459,806)	(122,040,975)	(581,169)
GBP	State Street	USD	July 31, 2026	(21,180,748)	(28,672,287)	(28,094,712)	577,575
GBP	State Street	USD	September 1, 2026	(22,430,764)	(30,137,948)	(29,753,522)	384,426
GBP	State Street	USD	September 30, 2026	(21,147,414)	(27,911,438)	(28,053,732)	(142,294)
					(545,878,809)	(537,863,896)	8,014,913

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(523,832,485)	$(515,985,391)	$7,847,094

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Enhanced Lending Fund

Notes to Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates and is organized as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager” or “Cliffwater”) of the Fund. The Investment Manager is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The tax-free reorganization was accomplished at the close of business on June 30, 2021. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund offers two separate share classes (“Shares”): Class D Shares and Class I Shares.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and, to a lesser extent, fund interests or direct investments in equity or other security types.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund include the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of June 30, 2026:

Subsidiary	Date of Inception	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CELF SPV LLC (“CLCE SPV”)	July 1, 2021	$4,935,354,586	63.05%
CELF SPV Holdings (PP) LLC (“CLCE HOLD”)	July 1, 2021	4,157,584	0.05%
CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”)	June 24, 2022	4,877,429	0.06%
CELF HOLDINGS (D1) LLC (“CLCE HLD1”)	March 31, 2023	12,645,597	0.16%
CELF HOLDINGS (D2) LLC (“CLCE LF2”)	June 30, 2023	17,888,525	0.23%
CELF SPV HOLDINGS 1 LLC (“CLCE SPV1”)	February 9, 2024	138,438	0.00%
CELF HOLDINGS (D3) LLC (“CLCE HLD3”)	April 12, 2024	-	0.00%
CELF HOLDINGS (D4) LLC (“CLCE HLD4”)	May 31, 2024	1,288,845	0.02%
MOHAWK RIVER FUNDING LLC ("CLCE MHWK")	September 16, 2024	3,655,648	0.05%
CELF HOLDINGS (D7) LLC ("CLCE LF7")	October 9, 2024	229,493	0.00%
CELF HOLDINGS (D6) LLC ("CLCE LF6")	November 19, 2024	16,916,523	0.22%
CELF HOLDINGS (D9) LLC (“CLCE LF9”)	February 14, 2025	2,616,314	0.03%
CELF HOLDINGS (D13) LLC (“CLCE LF13”)	February 19, 2025	6	0.00%
CELF HOLDINGS (D8) LLC ("CLCE LF8")	May 1, 2025	1,180	0.00%
CELF HOLDINGS (D11) LLC ("CLCE LF11")	May 13, 2025	25,243,947	0.32%
CELF HOLDINGS (D10) LLC ("CLCE LF10")	June 24, 2025	542,619	0.01%
CELF HOLDINGS (D20) LLC (“CLCE LF20”)	August 26, 2025	5,094,676	0.07%
CELF HOLDINGS (D12) LLC (“CLCE LF12”)	September 2, 2025	79,222,537	1.01%
CELF HOLDINGS (D19) LLC (“CLCE LF19”)	September 3, 2025	2,008,958	0.03%
CELF HOLDINGS (D14) LLC (“CLCE LF14”)	September 30, 2025	41,334,513	0.53%
CELF SPLITTER LLC (“CLCE SPLT”)	November 25, 2025	28,332,482	0.36%
CELF HOLDINGS (D18) LLC (“CLCE LF18”)	December 23, 2025	11,066,059	0.14%
FISH CREEK CANYON LLC (“CLCE FISH”)	January 12, 2026	227,790,646	2.91%
CELF HOLDINGS (D16) LLC (“CLCE LF16”)	March 27, 2026	10,103,266	0.13%
CELF HOLDINGS (D32) LLC (“CLCE LF32”)	June 22, 2026	1,427,307	0.02%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of June 30, 2026.

CLCE SPV, CLCE LF2, CLCE HLD4, CLCE MHWK, CLCE LF7, CLCE LF6, CLCE LF9, CLCE LF13, CLCE LF8, CLCE LF11, CLCE LF10, CLCE LF20 and CLCE LF12, CLCE SPLT, CLCE LF18, CLCE FISH, CLCE LF16, and CLCE LF32 are disregarded entities for income tax purposes. CLCE HOLD, CLCE HLD2, CLCE HLD1, CLCE SPV1, CLCE HLD3, CLCE LF19, and CLCE LF14 are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the fluctuations of foreign exchange rates. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign exchange contracts. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of June 30, 2026, the Fund had 8 outstanding forward currency contracts purchased long and 12 outstanding forward currency contracts sold short, with total notional value of $19,395,657 and $(514,832,367), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of June 30, 2026, the Fund had three outstanding interest rate swap contracts with total notional value of $250,000,000.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of June 30, 2026, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $538,387,620, $532,665,531, and $592,422, respectively.

Portfolio Company	Investment Type	Principal Amount
Afiniti, Inc.	Delayed Draw	$38,770
Afiniti, Inc.	Second Lien Term Loan	65,518
Alkeme Intermediary Holding, LLC	Delayed Draw	7,642,986
Allen Media, LLC	Revolver	4,478,064
Apella Capital LLC	Delayed Draw	2,682,774
Apella Capital LLC	Revolver	528,083
AR5 LLC	Revolver	3,936,344
Archer 2023 Finance, LLC, Class B	Private Collateralized Fund Obligations	1,025,555
Artivion, Inc.	Delayed Draw	3,448,276
Aryeh Bidco Investment	Delayed Draw	4,110,353
Aryeh Bidco Investment	Revolver	2,662,516
AS1 Sports Bidco Limited	Delayed Draw	6,855,576
AS1 Sports Bidco Limited	Delayed Draw	3,427,788
Avalon Borrower, LLC	Revolver	3,119,561
Azurite Intermediate Holdings, Inc.	Revolver	103,333
Beacon Behavioral Support Services, LLC	Delayed Draw	2,133,902
Beacon Behavioral Support Services, LLC	Revolver	250,488
Beyond Risk Management, Inc.	Delayed Draw	650,000
Beyond Risk Management, Inc.	Revolver	300,000
Bluefin Holding, LLC	Revolver	673,077
Bluesight, Inc.	Revolver	400,000
Bonaccord Capital Partners	Delayed Draw	72,500,000
BP PMKN LLC	Delayed Draw	20,000,000
Carlyle Credit Opportunities Fund III Private Securitization Vehicle Borrower, L.P.	Private Collateralized Loan Obligations	2,970,198
Cascade Acquiror, Inc.	Revolver	811,667
Cipriani USA, Inc	Delayed Draw	3,157,895
Cobham Holdings, Inc.	Revolver	351,563
Conservice Midco, LLC	Revolver	1,576,660
Corbin Law Firm	Delayed Draw	738,675
Corinthia Bidco Limited	Delayed Draw	13,900,000
Corinthia Bidco Limited	Revolver	6,672,000
Coupa Holdings, LLC	Revolver	98,425
Crestview IV N2 TW Holdings, L.P.	Delayed Draw	35,688,721
Crewline Buyer, Inc.	Revolver	870,416
CVC Structured Solutions 2 LLC	Delayed Draw	32,000,000
Dawson Logan 2025-L5 - Class B	Private Collateralized Fund Obligations	13,932,545
Dawson Logan 2025-L5 - Class C	Private Collateralized Fund Obligations	27,865,090
Dawson Rated Fund 6-R2 Class C	Private Collateralized Fund Obligations	6,875,000
Dawson Rated Fund 6-R3 Class C	Private Collateralized Fund Obligations	6,548,025
Einstein Parent, Inc.	Revolver	937,500
Empower Payments Investor, LLC	Delayed Draw	2,981,928
Exactcare Parent, Inc.	Revolver	$442,623
Fire Flow Intermediate Corporation	Delayed Draw	10,343,750
Fortress AcquisitionCo, Inc.	Revolver	2,466,667
FS Whitewater Borrower, LLC	Delayed Draw	3,750,000
FS Whitewater Borrower, LLC	Revolver	1,250,000
GIEAG Projekt 320 GMBH	Delayed Draw	13,009,598
Helium Acquirer Corporation	Revolver	212,563

Portfolio Company	Investment Type	Principal Amount
HES Intermediate Holdings II, LLC	Delayed Draw	$1,410,959
HES Intermediate Holdings II, LLC	Revolver	1,095,890
Infucare RX Inc	Revolver	800,000
IVX Health Holdings, Inc.	Revolver	1,239,926
Java Buyer, Inc.	Delayed Draw	2,311,609
Java Buyer, Inc.	Revolver	1,018,330
Jonas Catalog Holdings I LLC	Delayed Draw	16,929,439
Just Right HVAC, LLC	Delayed Draw	67,500
Just Right HVAC, LLC	Revolver	80,000
Kalle Management GmbH	Delayed Draw	452,644
KENE Acquisition, Inc.	Delayed Draw	16,666,667
KENE Acquisition, Inc.	Revolver	2,380,952
LF Parent Co, Inc.	Delayed Draw	2,171,385
LF Parent Co, Inc.	Revolver	1,899,962
Lighthouse Finco Sarl	Delayed Draw	6,565,858
Lightspeed Buyer, Inc.	Delayed Draw	1,869,159
Lightspeed Buyer, Inc.	Revolver	423,676
LP-PWP Credit Card ABS, LLC	Revolver	2,054,902
Mercury Bidco LLC	Revolver	408,163
Meta Buyer LLC	Delayed Draw	1,346,065
Meta Buyer LLC	Revolver	863,224
MGT Merger Target, LLC	Revolver	91,961
Moderna, Inc	Delayed Draw	21,000,000
MoonLake Immunotherapeutics AG	Delayed Draw	30,000,000
NACSB Acquisition Holdings, Inc.	Delayed Draw	5,478,451
National Resilience, LLC	Delayed Draw	8,984,845
NH Kronos Parent, Inc.	Delayed Draw	1,164,773
NH Kronos Parent, Inc.	Revolver	1,747,159
Onward Acquireco, Inc.	Delayed Draw	7,998,000
Onward Acquireco, Inc.	Revolver	3,336,000
Opalite Buyer, Inc.	Delayed Draw	971,429
Opalite Buyer, Inc.	Revolver	1,507,143
Penn TRGRP Holdings	Revolver	230,750
Penn TRGRP Holdings, LLC	Delayed Draw	270,662
PF Carrus Careers, LLC	Revolver	1,587,145
PracticeTek Purchaser LLC	Delayed Draw	1,846,246
Qinetic, Inc.	Delayed Draw	2,000,000
Qinetic, Inc.	Revolver	1,000,000
Radwell Parent, LLC	Revolver	876,568
Radwell Parent, LLC	Delayed Draw	6,139,118
SIG Parent Holdings, LLC	Delayed Draw	6,750,000
SIG Parent Holdings, LLC	Revolver	350,000
SintecMedia NYC, Inc.	Revolver	93,220
Spectrum USA I, LLC	Delayed Draw	40,000,000
Spinrite Inc.	Revolver	1,500,000
SureWerx Purchaser III, Inc.	Delayed Draw	125,000
SureWerx Purchaser III, Inc.	Revolver	235,000
TerSera Therapeutics, LLC	Revolver	227,926
The Arcticom Group, LLC	Delayed Draw	37,941
United Digestive MSO Parent, LLC	Revolver	297,500
		$538,387,620

Borrowing, Use of Leverage

On July 19, 2024, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Barings Finance LLC as joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as amended effective August 25, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $1,575,000,000. Under the Facility, the Fund has received a term loan in the amount of $300,000,000 (“Term Loan”) and may borrow up to an additional $1,275,000,000 on a revolving basis (the “Revolving Loan”). The Facility may be increased from time to time in an aggregate of up to $3,000,000,000 on an uncommitted basis. The Revolving Loan and the Term Loan mature on August 23, 2030.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount. The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of June 30, 2026.

Senior Notes (the “Notes”)

On June 25, 2026, the Fund issued Series A, Series B, and Series C notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships.

The table below sets forth a summary of the key terms of the series of Notes outstanding at June 30, 2026.

	Principal		Unamortized				Fixed	Effective
	Outstanding	Payment	Offering	Interest Rate Fair	Carrying Value	Fair Value	Interest	Interest	Maturity
Series	30-Jun-26	Frequency	Costs	Value Adjustment	30-Jun-26	30-Jun-26	Rate	Rate	Date
A	$37,000,000	Semi-Annual	$538,017	$52,836	$36,409,147	37,001,540	6.22%	7.88%	June 15, 2029
B	112,500,000	Semi-Annual	1,639,515	48,723	110,811,762	112,586,202	6.35%	7.79%	June 15, 2031
C	100,500,000	Semi-Annual	1,466,027	(57,582)	99,091,555	100,703,616	6.58%	7.90%	June 15, 2033

Total	$250,000,000		$3,643,558	$43,977	$246,312,465	$250,291,358

3. Fair Value of Investments

Fair value – Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of June 30, 2026:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$19,506,365	$1,859,096,880	$—	$1,878,603,245
Private Investment Vehicles	—	—	253,027,630	5,868,079,039	6,121,106,669
Collateralized Loan Obligations	—	2,054,199	62,551,036	—	64,605,235
Preferred Stocks	—	—	89,404,356	—	89,404,356
Common Stocks	1,427,306	—	5,543,541	—	6,970,847
Subordinated Debt	—	—	52,078,566	—	52,078,566
Asset-Backed Securities	—	—	23,061,217	—	23,061,217
Warrants	—	—	2,129,078	—	2,129,078
Short-Term Investments	169,807,877	—	—	—	169,807,877
Total Investments, at fair value	$171,235,183	$21,560,564	$2,346,892,304	$5,868,079,039	$8,407,767,090
Other Financial Instruments[1]
Forward Contracts	$—	$8,785,854	$—	$—	$8,785,854
Swap Contracts	—	57,582	—	—	57,582
Total Assets	$171,235,183	$30,404,000	$2,346,892,304	$5,868,079,039	$8,416,610,526
Liabilities
Other Financial Instruments[1]
Forward Contracts	$—	$938,760	$—	$—	$938,760
Swap Contracts	—	101,559	—	—	101,559
Total Liabilities	$—	$1,040,319	$—	$—	$1,040,319

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2026:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2026	$1,790,786,567	$235,807,131	$62,668,913	$61,814,200	$5,464,430
Purchases	751,541,480	28,725,281	-	29,700,000	-
Sales/Paydowns	(649,062,198)	(12,015,158)	-	-	-
Realized gains (losses)	2,738,257	-	-	-	-
Original issue discount and amendment fees	(1,081,325)	-	-	(41,076)	-
Accretion	1,919,029	3,158	10,779	-	-
Change in Unrealized appreciation (depreciation)	(1,222,253)	507,218	(128,656)	(2,068,768)	79,111
Transfers In1	-	-	-	-	-
Transfers Out[2]	(36,522,677)	-	-	-	-
Balance as of June 30, 2026	$1,859,096,880	$253,027,630	$62,551,036	$89,404,356	$5,543,541
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2026	(1,067,090)	442,297	(128,656)	(2,068,767)	79,111

	Subordinated Debt	Asset-Backed Securities	Warrants	Total
Balance as of April 1, 2026	$2,000,000	$17,479,837	$2,280,137	$2,178,301,215
Purchases	14,605,698	5,837,689	-	830,410,148
Sales/Paydowns	-	-	-	(661,077,356)
Realized gains (losses)	-	(249,023)	-	2,489,234
Original issue discount and amendment fees	-	-	-	(1,122,401)
Accretion	24,129	36,232	-	1,993,327
Change in Unrealized appreciation (depreciation)	(1,073,938)	(43,518)	(151,059)	(4,101,863)
Transfers In1	36,522,677	-	-	36,522,677
Transfers Out[2]	-	-	-	(36,522,677)
Balance as of June 30, 2026	$52,078,566	$23,061,217	$2,129,078	$2,346,892,304
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2026	(1,073,939)	(43,518)	27,660	(3,832,902)

[1]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.
[2]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.